UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2011 (Unaudited)	SBL A (Large Cap Core Series)

	Shares	Value
COMMON STOCKS† - 95.7%
Information Technology - 21.3%
Apple, Inc.*	19,200	$6,690,239
Google, Inc. — Class A*	10,090	5,914,859
QUALCOMM, Inc.	100,600	5,515,898
EMC Corp.*	199,210	5,289,026
Autodesk, Inc.*	95,860	4,228,385
Cognizant Technology Solutions Corp. — Class A*	50,900	4,143,260
Western Union Co.	187,100	3,886,066
Microsoft Corp.	149,580	3,793,349
Avago Technologies Ltd.	106,150	3,301,265
TE Connectivity, Ltd.	93,400	3,252,188
Computer Sciences Corp.	60,100	2,928,673
Hewlett-Packard Co.	62,214	2,548,908
Visa, Inc. — Class A	14,700	1,082,214
Synopsys, Inc.*	20,600	569,590

Total Information Technology		53,143,920

Industrials - 15.5%
Parker Hannifin Corp.	59,300	5,614,524
Equifax, Inc.	130,300	5,062,155
Eaton Corp.	75,400	4,180,176
Deere & Co.	41,400	4,011,246
United Parcel Service, Inc. — Class B	53,950	4,009,564
Precision Castparts Corp.	26,800	3,944,424
CSX Corp.	48,170	3,786,162
United Technologies Corp.	35,400	2,996,610
Babcock & Wilcox Co.*	77,750	2,595,295
USG Corp.*	81,600	1,359,456
FedEx Corp.	12,300	1,150,665

Total Industrials		38,710,277

Energy - 14.3%
Halliburton Co.	147,600	7,356,384
Baker Hughes, Inc.	64,300	4,721,549
Peabody Energy Corp.	63,500	4,569,460
Chevron Corp.	39,500	4,243,485
McDermott International, Inc.*	155,500	3,948,145
Williams Companies, Inc.	124,100	3,869,438
Exxon Mobil Corp.	27,200	2,288,336
Apache Corp.	13,500	1,767,420
ConocoPhillips	19,000	1,517,340
Chesapeake Energy Corp.	42,300	1,417,896

Total Energy		35,699,453

Consumer Discretionary - 13.1%
Time Warner, Inc.	192,900	6,886,530
Walt Disney Co.	100,300	4,321,927
Ford Motor Co.*	285,600	4,258,296
Starbucks Corp.	109,820	4,057,849
Lowe’s Companies, Inc.	151,100	3,993,573
Omnicom Group, Inc.	80,950	3,971,407
Johnson Controls, Inc.	91,950	3,822,362
Best Buy Company, Inc.	31,200	896,064
JC Penney Company, Inc.	12,300	441,693

Total Consumer Discretionary		32,649,701

Financials - 10.7%
U.S. Bancorp	262,048	6,925,928
AON Corp.	72,800	3,855,488
Goldman Sachs Group, Inc.	23,300	3,692,351
Wells Fargo & Co.	109,404	3,468,107
Bank of New York Mellon Corp.	83,200	2,485,184
Berkshire Hathaway, Inc. — Class A*	19	2,380,700
JPMorgan Chase & Co.	51,436	2,371,200
BB&T Corp.	48,017	1,318,067
First Marblehead Corp.*	128,952	283,694

Total Financials		26,780,719

Health Care - 7.6%
Covidien plc	124,520	6,467,569
Warner Chilcott plc — Class A	139,250	3,241,739
Aetna, Inc.	86,500	3,237,695
Hospira, Inc.*	54,600	3,013,920
Forest Laboratories, Inc.*	41,400	1,337,220
Medco Health Solutions, Inc.*	18,400	1,033,344
Merck & Company, Inc.	21,658	714,931

Total Health Care		19,046,418

Consumer Staples - 6.1%
Bunge Ltd.	71,650	5,182,445
CVS Caremark Corp.	80,900	2,776,488
Wal-Mart Stores, Inc.	51,000	2,654,550
Costco Wholesale Corp.	27,900	2,045,628
Kraft Foods, Inc. — Class A	51,200	1,605,632
Altria Group, Inc.	40,400	1,051,612

Total Consumer Staples		15,316,355

Materials - 5.1%
Dow Chemical Co.	180,895	6,828,786
Freeport-McMoRan Copper & Gold, Inc. — Class B	74,150	4,119,033
Bemis Company, Inc.	54,700	1,794,707

Total Materials		12,742,526

Utilities - 1.4%
Edison International	79,600	2,912,564
NRG Energy, Inc.*	30,100	648,354

Total Utilities		3,560,918

Telecommunication Services - 0.6%
Windstream Corp.	122,400	1,575,288

Total Common Stocks (Cost $203,118,547)		239,225,575

EXCHANGE TRADED FUNDS† - 0.7%
iShares S&P 500 Value Index Fund	14,300	905,333
iShares Russell 1000 Value Index Fund	13,100	899,577

Total Exchange Traded Funds (Cost $1,674,706)		1,804,910

Total Investments - 96.4% (Cost $204,793,253)		$241,030,485
Cash & Other Assets, Less Liabilities - 3.6%		8,923,358

Total Net Assets - 100.0%		$249,953,843

Schedule of Investments
March 31, 2011 (Unaudited)	SBL A (Large Cap Core Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL B (Large Cap Value Series)

	Shares	Value
COMMON STOCKS† - 92.9%
Energy - 17.0%
Chevron Corp.	98,600	$10,592,598
McDermott International, Inc.*	399,500	10,143,305
Williams Companies, Inc.	300,700	9,375,826
Exxon Mobil Corp.	71,600	6,023,708
Halliburton Co.	101,600	5,063,744
Apache Corp.	36,000	4,713,120
Chesapeake Energy Corp.	111,800	3,747,536
ConocoPhillips	41,200	3,290,232

Total Energy		52,950,069

Financials - 16.2%
AON Corp.	190,600	10,094,176
Wells Fargo & Co.	272,825	8,648,553
U.S. Bancorp	306,746	8,107,297
Bank of New York Mellon Corp.	219,800	6,565,426
Berkshire Hathaway, Inc. — Class A*	50	6,265,000
JPMorgan Chase & Co.	135,369	6,240,511
BB&T Corp.	123,463	3,389,059
First Marblehead Corp.*	317,112	697,646

Total Financials		50,007,668

Industrials - 12.2%
Equifax, Inc.	344,600	13,387,710
United Technologies Corp.	93,300	7,897,845
Babcock & Wilcox Co.*	199,750	6,667,655
USG Corp.*	212,400	3,538,584
Parker Hannifin Corp.	35,400	3,351,672
FedEx Corp.	32,443	3,035,043

Total Industrials		37,878,509

Information Technology - 12.1%
Western Union Co.	493,700	10,254,149
TE Connectivity, Ltd.	238,850	8,316,757
Computer Sciences Corp.	159,000	7,748,070
Hewlett-Packard Co.	162,651	6,663,811
Visa, Inc. — Class A	38,800	2,856,456
Synopsys, Inc.*	54,600	1,509,690

Total Information Technology		37,348,933

Consumer Staples - 9.9%
CVS Caremark Corp.	213,700	7,334,184
Wal-Mart Stores, Inc.	132,200	6,881,010
Costco Wholesale Corp.	73,700	5,403,684
Kraft Foods, Inc. — Class A	136,300	4,274,368
Bunge Ltd.	54,400	3,934,752
Altria Group, Inc.	108,000	2,811,240

Total Consumer Staples		30,639,238

Health Care - 9.9%
Aetna, Inc.	222,200	8,316,946
Hospira, Inc.*	139,600	7,705,920
Covidien plc	126,850	6,588,589
Forest Laboratories, Inc.*	107,800	3,481,940
Medco Health Solutions, Inc.*	47,000	2,639,520
Merck & Company, Inc.	56,170	1,854,172

Total Health Care		30,587,087

Consumer Discretionary - 7.3%
Lowe’s Companies, Inc.	399,000	10,545,570
Time Warner, Inc.	237,533	8,479,928
Best Buy Company, Inc.	82,300	2,363,656
JC Penney Company, Inc.	32,500	1,167,075

Total Consumer Discretionary		22,556,229

Materials - 3.9%
Dow Chemical Co.	190,500	7,191,375
Bemis Company, Inc.	144,400	4,737,764

Total Materials		11,929,139

Utilities - 3.0%
Edison International	210,600	7,705,854
NRG Energy, Inc.*	79,500	1,712,430

Total Utilities		9,418,284

Telecommunication Services - 1.4%
Windstream Corp.	331,932	4,271,965

Total Common Stocks (Cost $232,899,449)		287,587,121

EXCHANGE TRADED FUNDS† - 3.1%
iShares S&P 500 Value Index Fund	75,100	4,754,581
iShares Russell 1000 Value Index Fund	69,000	4,738,230

Total Exchange Traded Funds (Cost $7,556,429)		9,492,811

Total Investments - 96.0% (Cost $240,455,878)		$297,079,932
Cash & Other Assets, Less Liabilities - 4.0%		12,495,970

Total Net Assets - 100.0%		$309,575,902

Schedule of Investments
March 31, 2011 (Unaudited)	SBL B (Large Cap Value Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL C (Money Market Series)

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/25/21[1,2]	$110,400	$110,328
#503343, 0.88% due 05/25/21[1,2]	83,176	83,176
#503295, 0.75% due 04/25/21[1,2]	60,700	60,660
#502353, 1.00% due 09/25/18[1,2]	27,082	27,082

Total Asset Backed Securities (Cost $281,401)		281,246

REPURCHASE AGREEMENT††,3 - 42.9%
UMB Financial Corp.
issued 03/31/11 at 0.03% due 04/01/11	50,317,000	50,317,000

Total Repurchase Agreement (Cost $50,317,000)		50,317,000

COMMERCIAL PAPER†† - 58.6%
ING U.S. Funding LLC
0.33% due 04/05/11	3,500,000	3,499,927
0.31% due 06/02/11	1,500,000	1,499,286
Societe Generale
0.30% due 05/04/11	3,000,000	2,999,175
0.34% due 04/04/11	2,000,000	1,999,943
Coca-Cola Co.
0.23% due 04/05/11	2,000,000	1,999,953
0.21% due 05/16/11	2,000,000	1,999,486
0.23% due 07/18/11	1,000,000	999,234
Nestle Capital Corp.
0.19% due 04/27/11	3,000,000	2,999,685
0.21% due 07/08/11	2,000,000	1,998,812
Prudential Funding LLC
0.32% due 05/23/11	5,000,000	4,998,079
UBS Finance Delaware LLC
0.36% due 07/29/11	5,000,000	4,994,667
Toyota Motor Credit Co.
0.27% due 08/23/11	5,000,000	4,994,200
Westpack Banking Corp.
0.30% due 05/10/11	4,000,000	3,999,097
John Deere Capital Corp.
0.20% due 04/05/11	3,000,000	2,999,933
Bank of America Corp.
0.16% due 04/15/11	3,000,000	2,999,813
Jupiter Securitization Corp.
0.21% due 04/13/11	3,000,000	2,999,790
Archer-Daniels-Midland Co.
0.21% due 05/13/11	3,000,000	2,999,115
Abbott Laboratories
0.17% due 06/14/11	3,000,000	2,998,750
BNP Paribas Finance, Inc.
0.30% due 05/17/11	1,730,000	1,729,496
0.28% due 05/10/11	1,000,000	999,763
General RE Corp.
0.20% due 04/08/11	2,000,000	1,999,922
John Deere Credit, Inc.
0.18% due 04/12/11	2,000,000	1,999,890
Sheffield Receivables Corp.
0.26% due 05/05/11	2,000,000	1,999,559
Barclays US Funding Corp.
0.25% due 06/13/11	2,000,000	1,998,977
American Honda Motor Corp.
0.23% due 06/17/11	2,000,000	1,998,778
Danske Corp.
0.38% due 06/30/11	2,000,000	1,998,524

Total Commercial Paper (Cost $68,702,497)		68,703,854

Total Investments - 101.7% (Cost $119,300,898)		$119,302,100
Liabilities, Less Cash & Other Assets - (1.7)%		(2,015,547)

Total Net Assets - 100.0%		$117,286,553

Schedule of Investments
March 31, 2011 (Unaudited)	SBL C (Money Market Series)

††	Value determined based on Level 2 inputs — See Note 2.

1	Variable rate security. Rate indicated is rate effective at March 31, 2011.

2	Maturity date indicated is next interest reset date.

3	Repurchase Agreement — See Note 4.

Schedule of Investments
March 31, 2011 (Unaudited)	SBL D (Global Series)

	Shares	Value
COMMON STOCKS† - 96.7%
Financials - 18.5%
JPMorgan Chase & Co.	172,530	$7,953,633
BNP Paribas	107,947	7,896,173
Credit Suisse Group AG	176,441	7,498,358
Julius Baer Group Ltd.	160,809	6,979,363
Sony Financial Holdings, Inc.	295,000	5,851,416
Everest Re Group Ltd.	23,528	2,074,700
RenaissanceRe Holdings Ltd.	29,454	2,032,031
Aspen Insurance Holdings Ltd.	72,799	2,006,340
Reinsurance Group of America, Inc. — Class A	30,660	1,924,835
Validus Holdings Ltd.	54,000	1,799,820
Bank of America Corp.	121,257	1,616,356
PartnerRe Ltd.	18,770	1,487,335

Total Financials		49,120,360

Consumer Discretionary - 17.5%
Valeo S.A.	141,065	8,228,375
Time Warner Cable, Inc. — Class A	110,300	7,868,802
Cie Financiere Richemont S.A.	115,775	6,687,569
Kabel Deutschland Holding AG*	112,783	5,978,434
Kingfisher plc	1,427,585	5,631,558
Pioneer Corp.	1,338,700	5,568,194
Apollo Group, Inc. — Class A*	47,654	1,987,648
Tractor Supply Co.	28,824	1,725,405
ITT Educational Services, Inc.*	19,500	1,406,925
Volkswagen AG	8,887	1,364,130

Total Consumer Discretionary		46,447,040

Health Care - 12.4%
Express Scripts, Inc. — Class A*	186,465	10,369,318
Fresenius SE & Company KGaA	58,150	5,379,421
Cephalon, Inc.*	30,300	2,296,134
Endo Pharmaceuticals Holdings, Inc.*	54,970	2,097,655
Impax Laboratories, Inc.*	80,000	2,036,000
Eli Lilly & Co.	56,095	1,972,861
Abbott Laboratories	40,209	1,972,251
Bristol-Myers Squibb Co.	74,056	1,957,300
CR Bard, Inc.	18,900	1,876,959
Magellan Health Services, Inc.*	31,496	1,545,824
Merck & Company, Inc.	39,379	1,299,901
Miraca Holdings, Inc.	16,581	634,856

Total Health Care		33,438,480

Information Technology - 12.1%
Apple, Inc.*	28,195	9,824,547
Hitachi Ltd.	1,379,500	7,180,663
Ancestry.com, Inc.*	157,973	5,600,143
Xerox Corp.	520,600	5,544,390
CoreLogic, Inc.	107,221	1,983,589
Lender Processing Services, Inc.	61,174	1,969,191

Total Information Technology		32,102,523

Materials - 11.3%
Osisko Mining Corp.*,1	581,700	8,376,000
Koninklijke DSM N.V.	116,851	7,180,320
Exxaro Resources Ltd.	267,124	6,534,446
Mongolian Mining Corp.*	3,291,000	4,205,507
Barrick Gold Corp.	38,250	1,988,053
Newmont Mining Co.	29,200	1,593,736

Total Materials		29,878,062

Industrials - 8.5%
Amada Company Ltd.	639,000	5,331,081
Neptune Orient Lines Ltd.	3,240,753	4,987,752
Yangzijiang Shipbuilding Holdings Ltd.	2,698,000	3,874,161
GT Solar International, Inc.*	166,903	1,779,186
Delta Air Lines, Inc.*	175,000	1,715,000
Alaska Air Group, Inc.*	26,884	1,704,983
United Continental Holdings, Inc.*	72,100	1,657,579
US Airways Group, Inc.*	175,756	1,530,835

Total Industrials		22,580,577

Energy - 7.6%
El Paso Corp.	396,900	7,144,200
CNOOC Ltd.	2,717,222	6,846,764
Forest Oil Corp.*	160,014	6,053,330

Total Energy		20,044,294

Utilities - 4.0%
Veolia Environnement S.A.	169,947	5,284,724
Tohoku Electric Power Company, Inc.	114,017	1,925,755
Kansai Electric Power Company, Inc.	81,400	1,772,139
NextEra Energy, Inc.	31,150	1,716,988

Total Utilities		10,699,606

Consumer Staples - 2.5%
Pernod-Ricard S.A.	70,132	6,550,491

Telecommunication Services - 2.3%
Vodafone Group plc	1,549,083	4,386,190
Tele Norte Leste Participacoes S.A. ADR	106,601	1,868,716

Total Telecommunication Services		6,254,906

Total Common Stocks (Cost $226,438,548)		257,116,339

SHORT TERM INVESTMENT†† - 1.5%
State Street General Account U.S. Government Fund	4,053,137	4,053,137

Total Short Term Investment (Cost $4,053,137)		4,053,137

Total Investments - 98.2% (Cost $230,491,685)		$261,169,476
Cash & Other Assets, Less Liabilities - 1.8%		4,867,228

Total Net Assets - 100.0%		$266,036,704

INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value
United States	39.7%	$105,778,641
Japan	10.6	28,264,104
France	10.5	27,959,763
Switzerland	8.0	21,165,290
Germany	4.8	12,721,985
Canada	3.9	10,364,053
United Kingdom	3.8	10,017,748

Schedule of Investments
March 31, 2011 (Unaudited)	SBL D (Global Series)
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value
Bermuda	3.5%	$9,400,226
Singapore	3.3	8,861,913
Netherlands	2.7	7,180,320
Hong Kong	2.6	6,846,764
South Africa	2.5	6,534,446
Cayman Islands	1.6	4,205,507
Brazil	0.7	1,868,716

Total Investments	98.2%	$261,169,476

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Security is a PFIC (Passive Foreign Investment Company).

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL E (U.S. Intermediate Bond Series)

	Shares	Value
PREFERRED STOCKS - 1.7%
JPMorgan Chase Capital XXIX
6.70% due 04/02/40††	80,000	$2,038,400
Woodbourne Capital
Trust III *,†††,1,2,3,4,5,6	300,000	56,610
Woodbourne Capital
Trust IV *,†††,1,2,3,4,5,6	300,000	56,610
Woodbourne Capital
Trust I *,†††,1,2,3,4,5,6	300,000	56,610
Woodbourne Capital
Trust II *,†††,1,2,3,4,5,6	300,000	56,610

Total Preferred Stocks (Cost $3,205,796)		2,264,840

	Face
	Amount	Value
CORPORATE BONDS†† - 53.3%
Financials - 16.6%
General Electric Capital Corp.
6.00% due 06/15/12	$2,000,000	$2,117,870
2.80% due 01/08/13	2,000,000	2,046,392
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,137,699
6.30% due 04/23/19	1,000,000	1,106,887
Raymond James Financial, Inc.
8.60% due 08/15/19	2,000,000	2,390,998
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,233,876
6.38% due 08/12/14	500,000	552,719
4.75% due 05/19/15	500,000	524,102
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,106,608
American Express Bank FSB
3.15% due 12/09/11	2,000,000	2,039,586
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,800,000	1,877,607
Standard Chartered plc
6.41% due 12/29/49[3,4,5,6]	1,750,000	1,674,507
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,055,253
Residential Capital LLC
8.50% due 06/01/12	650,000	663,000
Ford Motor Credit Company LLC
7.00% due 04/15/15	500,000	541,213
New York Life Global Funding
3.00% due 05/04/15[5,6]	500,000	505,977

		22,574,294

Consumer Discretionary - 8.9%
Omnicom Group, Inc.
6.25% due 07/15/19	4,500,000	5,028,970
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,142,770
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,256,500
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,651,425

		12,079,665

Materials - 5.5%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,623,348
5.20% due 03/15/17	1,000,000	1,104,687
4.38% due 03/31/14	1,000,000	1,071,813
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,607,443
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,044,658

		7,451,949

Health Care - 4.6%
Wyeth
5.50% due 03/15/13	2,000,000	2,167,726
AstraZeneca plc
5.90% due 09/15/17	1,750,000	1,997,875
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,000,000	1,082,498
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	500,000	538,036
Medtronic, Inc.
3.00% due 03/15/15	500,000	514,482

		6,300,617

Utilities - 3.9%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,367,622
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	673,355
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	638,500
Arizona Public Service Co.
6.38% due 10/15/11	600,000	617,450
East Coast Power LLC
7.07% due 03/31/12	38,222	38,843

		5,335,770

Consumer Staples - 3.4%
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,346,610
5.25% due 08/15/13	1,000,000	1,086,639
Brown-Forman Corp.
5.00% due 02/01/14	2,000,000	2,172,356

		4,605,605

Telecommunication Services - 3.2%
Verizon Communications, Inc.
1.95% due 03/28/14	3,000,000	3,002,502
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,405,858

		4,408,360

Industrials - 2.5%
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	1,853,186
ITT Corp.
4.90% due 05/01/14	1,500,000	1,604,514

		3,457,700

Energy - 2.4%
Devon Financing Corporation ULC
6.88% due 09/30/11	1,600,000	1,648,895

Schedule of Investments
March 31, 2011 (Unaudited)	SBL E (U.S. Intermediate Bond Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 53.3% (continued)
Energy - 2.4% (continued)
Statoil ASA
2.90% due 10/15/14	$1,500,000	$1,547,778
Express Pipeline, LP
6.47% due 12/31/13[5,6]	76,000	76,262

		3,272,935

Information Technology - 2.3%
Amphenol Corp.
4.75% due 11/15/14	2,000,000	2,145,910
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,040,791

		3,186,701

Total Corporate Bonds (Cost $68,157,703)		72,673,596

U.S. GOVERNMENT SECURITIES† - 37.9%
U.S. Treasury Notes
1.25% due 03/15/14	8,000,000	7,997,520
2.13% due 05/31/15	5,000,000	5,054,700
2.13% due 02/29/16	5,000,000	4,984,375
0.50% due 11/15/13	5,000,000	4,924,610
1.38% due 04/15/12	4,500,000	4,548,163
2.25% due 05/31/14	4,000,000	4,112,188
2.75% due 02/15/19	3,250,000	3,175,604
1.75% due 07/31/15	3,000,000	2,977,500
0.88% due 05/31/11	2,250,000	2,252,813
3.63% due 12/31/12	2,000,000	2,103,594
3.25% due 06/30/16	2,000,000	2,092,500
1.50% due 07/15/12	2,000,000	2,027,344
2.00% due 01/31/16	2,000,000	1,985,468
3.13% due 05/15/19	1,500,000	1,499,883
2.63% due 08/15/20	1,500,000	1,407,188
0.75% due 08/15/13	500,000	497,461

Total U.S. Government Securities (Cost $51,610,857)		51,640,911

MORTGAGE BACKED SECURITIES†† - 0.9%
Homebanc Mortgage Trust
2006-1, 2.69% due 04/25/37[3]	1,086,131	741,049
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.95% due 12/25/35[3]	438,061	426,187
JP Morgan Mortgage Trust
2006-A3, 2.88% due 04/25/36[3]	121,284	89,735
Ginnie Mae
#518436, 7.25% due 09/15/29	17,822	20,622
Fannie Mae[7]
FNR 1990-68 J, 6.95% due 07/25/20	1,841	2,018
FNR 1990-103 K, 7.50% due 09/25/20	673	730

		2,748

Freddie Mac[7]
FHR 188 H, 7.00% due 09/15/21	853	939

Total Mortgage Backed Securities (Cost $1,667,300)		1,281,280

ASSET BACKED SECURITIES†† - 0.2%
Credit-Based Asset Servicing and Securitization LLC
0.51% due 08/25/35[3]	256,554	237,826

Total Asset Backed Securities (Cost $256,554)		237,826

Total Investments - 94.0% (Cost $124,898,210)		$128,098,453
Cash & Other Assets, Less Liabilities - 6.0%		8,196,723

Total Net Assets - 100.0%		$136,295,176

Schedule of Investments
March 31, 2011 (Unaudited)	SBL E (U.S. Intermediate Bond Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

1	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $226,440 (cost $1,205,796), or 0.17% of total net assets.

2	Illiquid security.

3	Variable rate security. Rate indicated is rate effective at March 31, 2011.

4	Perpetual maturity.

5	Security was acquired through a private placement.

6	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,483,186 (cost $3,519,247), or 1.8% of total net assets.

7	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL J (Mid Cap Growth Series)

	Shares	Value
COMMON STOCKS† - 92.6%
Information Technology - 21.3%
Autodesk, Inc.*	91,700	$4,044,887
Cognizant Technology Solutions Corp. — Class A*	47,570	3,872,198
KLA-Tencor Corp.	78,500	3,718,545
Check Point Software Technologies Ltd.*	68,375	3,490,544
Alliance Data Systems Corp.*	29,600	2,542,344
Micron Technology, Inc.*	219,500	2,515,470
NetApp, Inc.*	46,300	2,230,734
Cadence Design Systems, Inc.*	210,620	2,053,545
Amphenol Corp. — Class A	37,650	2,047,784
Nuance Communications, Inc.*	104,370	2,041,477
Advanced Micro Devices, Inc.*	228,500	1,965,100
Avago Technologies Ltd.	59,600	1,853,560
Salesforce.com, Inc.*	9,700	1,295,726
Teradata Corp.*	25,000	1,267,500
Western Digital Corp.*	33,700	1,256,673

Total Information Technology		36,196,087

Consumer Discretionary - 20.4%
Jarden Corp.	129,125	4,592,975
Priceline.com, Inc.*	7,395	3,745,124
Johnson Controls, Inc.	73,950	3,074,102
Phillips-Van Heusen Corp.	43,000	2,796,290
Stanley Black & Decker, Inc.	33,300	2,550,780
Life Time Fitness, Inc.*	67,500	2,518,425
Wyndham Worldwide Corp.	77,500	2,465,275
Wynn Resorts Ltd.	19,250	2,449,562
Penn National Gaming, Inc.*	63,440	2,351,086
Kohl’s Corp.	41,350	2,193,204
CarMax, Inc.*	66,200	2,125,020
Darden Restaurants, Inc.	38,850	1,908,701
Bed Bath & Beyond, Inc.*	36,550	1,764,269

Total Consumer Discretionary		34,534,813

Industrials - 18.2%
Navistar International Corp.*	78,950	5,473,604
Parker Hannifin Corp.	39,050	3,697,254
Cooper Industries plc — Class A	52,400	3,400,760
Cummins, Inc.	30,900	3,387,258
Goodrich Corp.	32,290	2,761,764
Dover Corp.	41,830	2,749,904
AMETEK, Inc.	62,325	2,734,198
Joy Global, Inc.	24,800	2,450,488
Union Pacific Corp.	23,840	2,344,187
Roper Industries, Inc.	22,040	1,905,578

Total Industrials		30,904,995

Health Care - 11.7%
Warner Chilcott plc — Class A	167,800	3,906,383
Covidien plc	70,100	3,640,994
Thermo Fisher Scientific, Inc.*	57,025	3,167,739
Agilent Technologies, Inc.*	67,040	3,002,051
Teva Pharmaceutical Industries Ltd. ADR	57,005	2,859,941
Hospira, Inc.*	31,100	1,716,720
Community Health Systems, Inc.*	39,450	1,577,606

Total Health Care		19,871,434

Energy - 6.6%
Oil States International, Inc.*	48,100	3,662,334
Pioneer Natural Resources Co.	32,850	3,348,072
Ensco plc ADR	39,300	2,273,112
Alpha Natural Resources, Inc.*	31,300	1,858,281

Total Energy		11,141,799

Materials - 6.4%
Albemarle Corp.	60,450	3,613,096
Ball Corp.	94,262	3,379,293
Agrium, Inc.	21,650	1,997,429
Airgas, Inc.	27,900	1,853,118

Total Materials		10,842,936

Financials - 6.1%
T. Rowe Price Group, Inc.	51,350	3,410,667
Discover Financial Services	101,000	2,436,120
HCC Insurance Holdings, Inc.	56,875	1,780,756
Blackstone Group, LP	77,920	1,393,210
KKR & Company, LP	84,200	1,381,722

Total Financials		10,402,475

Telecommunication Services - 1.9%
SBA Communications Corp. — Class A*	79,990	3,174,003

Total Common Stocks (Cost $132,641,317)		157,068,542

WARRANT†† - 0.0%
Energy - 0.0%
Nova Biosource Fuels, Inc.[1]
$2.40, 07/05/11	358,100	931

Total Warrant (Cost $369,900)		931

EXCHANGE TRADED FUND† - 3.7%
iShares Russell Midcap Growth Index Fund	101,965	6,210,688

Total Exchange Traded Fund (Cost $5,700,519)		6,210,688

Total Investments - 96.3% (Cost $138,711,736)		$163,280,161
Cash & Other Assets, Less Liabilities - 3.7%		6,193,646

Total Net Assets - 100.0%		$169,473,807

Schedule of Investments
March 31, 2011 (Unaudited)	SBL J (Mid Cap Growth Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $931, (cost $369,900), or 0.00% of total net assets.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1%
Financials - 11.8%
JPMorgan Chase & Co.	13,236	$610,179
Wells Fargo & Co.	15,291	484,725
Citigroup, Inc.*	91,200	403,104
Bank of America Corp.	26,278	350,286
Berkshire Hathaway, Inc. — Class B*	4,000	334,520
Goldman Sachs Group, Inc.	1,700	269,399
U.S. Bancorp	8,200	216,726
MetLife, Inc.	4,500	201,285
AON Corp.	3,100	164,176
American Express Co.	3,500	158,200
PNC Financial Services Group, Inc.	2,400	151,176
Simon Property Group, Inc.	1,298	139,093
Allstate Corp.	4,300	136,654
AXA S.A.	6,388	133,500
Morgan Stanley	4,700	128,404
DnB NOR ASA*	8,337	127,922
Australia & New Zealand Banking Group Ltd.	5,140	126,592
BNP Paribas	1,624	118,793
Marsh & McLennan Companies, Inc.	3,800	113,278
Moody’s Corp.	3,300	111,903
Chubb Corp.	1,800	110,358
Standard Chartered plc	4,202	109,002
Barclays plc ADR	5,600	101,584
Muenchener Rueckversicherungs AG	639	100,530
Sun Life Financial, Inc.	3,100	97,429
CME Group, Inc. — Class A	300	90,465
State Street Corp.	2,000	89,880
Credit Suisse Group AG	2,114	89,840
Franklin Resources, Inc.	700	87,556
Swedbank AB — Class A	5,102	87,306
Nordea Bank AB	7,322	80,166
Fifth Third Bancorp	5,500	76,340
Northern Trust Corp.	1,500	76,125
Sony Financial Holdings, Inc.	3,800	75,374
Unibail-Rodamco SE	343	74,307
Weyerhaeuser Co.	3,020	74,292
Vornado Realty Trust	800	70,000
Aflac, Inc.	1,300	68,614
NYSE Euronext	1,900	66,823
Societe Generale	1,013	65,830
Bank of New York Mellon Corp.	2,200	65,714
Invesco Ltd.	2,500	63,900
China Citic Bank Corporation Ltd. — Class H	85,000	61,850
Legg Mason, Inc.	1,700	61,353
Loews Corp.	1,400	60,326
Deutsche Bank AG	1,024	60,209
Macquarie Group Ltd.	1,575	59,628
SLM Corp.*	3,800	58,140
Discover Financial Services	2,300	55,476
Kerry Properties Ltd.	11,000	55,011
CB Richard Ellis Group, Inc. — Class A*	2,000	53,400
QBE Insurance Group Ltd.	2,916	53,298
Swiss Life Holding AG	321	53,057
Charles Schwab Corp.	2,900	52,287
Intesa Sanpaolo SpA	17,460	51,671
Westfield Retail Trust	18,651	50,546
Soho China Ltd.	58,500	50,163
Prudential Financial, Inc.	800	49,264
AIA Group, Ltd.*	16,000	49,264
Travelers Companies, Inc.	814	48,417
Sumitomo Mitsui Trust Holdings, Inc.	13,410	47,556
Mitsubishi UFJ Financial Group, Inc.	9,700	44,777
Public Storage	400	44,364
Mitsubishi UFJ Lease & Finance Company, Ltd.	1,100	44,101
Ameriprise Financial, Inc.	700	42,756
Erste Group Bank AG	836	42,188
BM&FBovespa S.A.	5,700	41,484
Regions Financial Corp.	5,600	40,656
Prudential plc	3,582	40,598
Kimco Realty Corp.	2,200	40,348
Banco Santander S.A.	3,428	39,802
First Horizon National Corp.	3,400	38,114
IntercontinentalExchange, Inc.*	300	37,062
ProLogis	2,200	35,156
DBS Group Holdings Ltd.	3,000	34,843
SunTrust Banks, Inc.	1,200	34,608
Mitsui Fudosan Company Ltd.	2,000	33,011
Principal Financial Group, Inc.	1,000	32,110
ING Groep N.V.	2,521	31,911
Zions Bancorporation	1,300	29,978
Deutsche Boerse AG	373	28,310
Close Brothers Group plc	2,052	27,816
Suncorp Group, Ltd.	3,158	27,701
Hartford Financial Services Group, Inc.	1,000	26,930
SL Green Realty Corp.	341	25,643
Bank of Yokohama Ltd.	5,000	23,742
Raymond James Financial, Inc.	620	23,709
BlackRock, Inc. — Class A	110	22,111
Duke Realty Corp.	1,550	21,716
Camden Property Trust	380	21,592
Signature Bank *	380	21,432
LaSalle Hotel Properties	790	21,330
Infinity Property & Casualty Corp.	330	19,632
Weingarten Realty Investors	780	19,547
ProAssurance Corp.*	300	19,011
Stifel Financial Corp.*	255	18,306
City National Corp.	320	18,256
CIT Group, Inc.*	400	17,020
Commerce Bancshares, Inc.	418	16,904
Waddell & Reed Financial, Inc. — Class A	410	16,650
Markel Corp.*	40	16,578
AMB Property Corp.	460	16,546
Westamerica Bancorporation	300	15,411
Potlatch Corp.	375	15,075
ESSA Bancorp, Inc.	1,110	14,652
StanCorp Financial Group, Inc.	300	13,836
EastGroup Properties, Inc.	300	13,191
Regency Centers Corp.	300	13,044
Goldcrest Company Ltd.	650	12,752

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Financials - 11.8% (continued)
Eaton Vance Corp.	380	$12,251
Western Alliance Bancorporation*	1,490	12,248
Louisiana Bancorp, Inc.*	800	12,080
St. Joe Co.*	480	12,034
Radian Group, Inc.	1,680	11,441
Popular, Inc.*	3,840	11,174
TCF Financial Corp.	700	11,102
East West Bancorp, Inc.	440	9,662
Home Bancshares, Inc.	384	8,736
Sandy Spring Bancorp, Inc.	460	8,492
Employers Holdings, Inc.	380	7,851
W.R. Berkley Corp.	240	7,730
SeaBright Holdings, Inc.	700	7,175
Selective Insurance Group, Inc.	380	6,574
TD Ameritrade Holding Corp.	260	5,426
Interactive Brokers Group, Inc. — Class A	320	5,085
Glacier Bancorp, Inc.	300	4,515
First Defiance Financial Corp.	270	3,848
White Mountains Insurance Group Ltd.	10	3,642
Kentucky First Federal Bancorp	240	2,076
Synovus Financial Corp.	850	2,040
MutualFirst Financial, Inc.	90	833
Citizens Republic Bancorp, Inc.*	870	774
New York Community Bancorp, Inc.	40	690

Total Financials		8,796,055

Information Technology - 10.4%
Apple, Inc.*	3,000	1,045,350
Microsoft Corp.	33,200	841,952
International Business Machines Corp.	3,420	557,699
Google, Inc. — Class A*	900	527,589
Hewlett-Packard Co.	9,000	368,730
Intel Corp.	16,300	328,770
QUALCOMM, Inc.	5,800	318,014
Cisco Systems, Inc.	14,300	245,245
Dell, Inc.*	10,400	150,904
Corning, Inc.	7,100	146,473
CA, Inc.	6,000	145,080
Adobe Systems, Inc.*	4,300	142,588
EMC Corp.*	5,300	140,715
Texas Instruments, Inc.	4,000	138,240
TE Connectivity, Ltd.	3,675	127,964
Mastercard, Inc. — Class A	500	125,860
Juniper Networks, Inc.*	2,600	109,408
Applied Materials, Inc.	6,600	103,091
Automatic Data Processing, Inc.	1,900	97,489
Broadcom Corp. — Class A	2,300	90,574
Visa, Inc. — Class A	1,200	88,344
Red Hat, Inc.*	1,850	83,972
Canon, Inc.	1,900	82,683
Western Union Co.	3,700	76,849
Autodesk, Inc.*	1,600	70,576
SanDisk Corp.*	1,500	69,135
Alcatel-Lucent	11,316	64,972
Sumco Corp.	3,000	60,480
Taiwan Semiconductor Manufacturing Company Ltd.	25,129	60,266
Hamamatsu Photonics KK	1,500	59,416
ASML Holding N.V.	1,332	58,713
Nippon Electric Glass Company Ltd.	4,000	56,645
Computer Sciences Corp.	1,100	53,603
Marvell Technology Group Ltd.*	3,200	49,760
Accenture plc — Class A	900	49,473
Sumsung Electronics Company Ltd	56	47,655
Xerox Corp.	4,400	46,860
Autonomy Corp. plc*	1,835	46,777
National Semiconductor Corp.	3,200	45,888
Harris Corp.	900	44,640
Analog Devices, Inc.	1,000	39,380
Motorola Mobility Holdings, Inc.*	1,537	37,503
eBay, Inc.*	1,100	34,144
Kakaku.com, Inc.	6	33,432
Venture Corporation Ltd.	4,000	30,496
Oracle Corp.	900	30,033
Xilinx, Inc.	900	29,520
Fidelity National Information Services, Inc.	900	29,421
Electronic Arts, Inc.*	1,400	27,342
Nintendo Company Ltd.	100	27,012
Micron Technology, Inc.*	2,300	26,358
Logica plc	12,062	25,349
Factset Research Systems, Inc.	230	24,088
Ariba, Inc.*	700	23,898
Varian Semiconductor Equipment Associates, Inc.*	490	23,848
Jack Henry & Associates, Inc.	700	23,723
Cielo S.A.	2,600	22,132
Riverbed Technology, Inc.*	580	21,837
Cymer, Inc.*	380	21,500
Semtech Corp.*	850	21,267
Ixia*	1,330	21,120
Hosiden Corp.	1,900	19,300
Activision Blizzard, Inc.	1,596	17,508
Advanced Energy Industries, Inc.*	970	15,860
Paychex, Inc.	500	15,680
NS Solutions Corp.	800	15,339
Check Point Software Technologies Ltd.*	300	15,315
SYNNEX Corp.*	460	15,056
Global Payments, Inc.	300	14,676
ON Semiconductor Corp.*	1,450	14,312
AVX Corp.	860	12,823
Fiserv, Inc.*	200	12,544
Heartland Payment Systems, Inc.	700	12,271
Tech Data Corp.*	240	12,206
Akamai Technologies, Inc.*	300	11,400
Blackboard, Inc.*	310	11,234
Plexus Corp.*	300	10,518
MEMC Electronic Materials, Inc.*	800	10,368
Avid Technology, Inc.*	460	10,258
Taleo Corp. — Class A*	280	9,982
Finisar Corp.*	393	9,656
Websense, Inc.*	420	9,647
BTU International, Inc.*	870	9,570
RightNow Technologies, Inc.*	300	9,390
Lam Research Corp.*	160	9,066

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Information Technology - 10.4% (continued)
Zoran Corp.*	869	$9,029
Digital River, Inc.*	240	8,983
Blue Coat Systems, Inc.*	300	8,448
Intersil Corp. — Class A	650	8,093
Cyberoptics Corp.*	850	7,370
Accelrys, Inc.*	903	7,224
CommVault Systems, Inc.*	160	6,381
Cree, Inc.*	90	4,154
Cadence Design Systems, Inc.*	350	3,413
Rovi Corp.*	40	2,146

Total Information Technology		7,911,065

Consumer Discretionary - 8.1%
Amazon.com, Inc.*	1,700	306,221
Walt Disney Co.	6,400	275,776
McDonald’s Corp.	3,600	273,924
Comcast Corp. — Class A	9,100	224,951
Time Warner, Inc.	5,300	189,210
Kohl’s Corp.	3,270	173,441
Home Depot, Inc.	4,250	157,505
Toyota Motor Corp.	3,900	157,059
Time Warner Cable, Inc. — Class A	2,139	152,596
Starbucks Corp.	3,800	140,410
Coach, Inc.	2,600	135,304
Bed Bath & Beyond, Inc.*	2,700	130,329
Cie Financiere Richemont S.A.	2,166	125,116
Las Vegas Sands Corp.*	2,680	113,149
Volkswagen AG	676	109,658
AutoZone, Inc.*	400	109,424
Ford Motor Co.*	7,100	105,860
Carnival Corp.	2,700	103,572
General Motors Co.*	3,300	102,399
Priceline.com, Inc.*	200	101,288
Johnson Controls, Inc.	2,300	95,611
Target Corp.	1,900	95,019
CarMax, Inc.*	2,660	85,386
Lowe’s Companies, Inc.	3,100	81,933
NIKE, Inc. — Class B	1,080	81,756
Honda Motor Company Ltd.	2,100	78,890
Ross Stores, Inc.	1,100	78,231
Discovery Communications, Inc. — Class C*	2,163	76,159
Dollar General Corp.*	2,400	75,240
DIRECTV — Class A*	1,600	74,880
Macy’s, Inc.	2,900	70,354
Omnicom Group, Inc.	1,400	68,684
Compass Group plc	7,578	68,140
Persimmon plc	9,438	67,376
Kingfisher plc	16,637	65,630
Mattel, Inc.	2,600	64,818
PPR	419	64,226
Harley-Davidson, Inc.	1,500	63,735
Liberty Media Corp — Interactive*	3,800	60,952
Bayerische Motoren Werke AG	713	59,370
WPP plc	4,795	59,115
Marriott International, Inc. — Class A	1,638	58,280
Starwood Hotels & Resorts Worldwide, Inc.	1,000	58,120
H&R Block, Inc.	3,300	55,242
International Game Technology	3,400	55,182
Inditex S.A.	671	53,847
Harman International Industries, Inc.	1,100	51,502
Jupiter Telecommunications Company Ltd.	50	49,107
Netflix, Inc.*	200	47,466
Nikon Corp.	2,200	45,357
Nissan Motor Company Ltd.	4,800	42,585
Benesse Holdings, Inc.	1,000	40,933
The Gap, Inc.	1,800	40,788
GKN plc	12,526	40,370
Accor S.A.	824	37,028
Autoliv, Inc.	475	34,997
Aisin Seiki Company Ltd.	1,000	34,717
Mitchells & Butlers plc*	6,773	32,781
Parkson Retail Group Ltd.	23,500	32,326
Tim Hortons, Inc.	700	31,717
PDG Realty S.A. Empreendimentos e Participacoes	5,600	31,230
Fortune Brands, Inc.	500	30,945
Stanley Black & Decker, Inc.	400	30,640
Lamar Advertising Co. — Class A*	780	28,813
Liberty Global, Inc. — Class A*	685	28,366
Fossil, Inc.*	300	28,095
Gentex Corp.	920	27,830
Esprit Holdings Ltd.	5,555	25,495
Wynn Resorts Ltd.	200	25,450
Aegis Group plc	10,822	24,809
Sanoma Oyj	1,030	23,314
Cablevision Systems Corp. — Class A	660	22,843
Rent-A-Center, Inc. — Class A	620	21,644
Informa plc	3,199	21,385
Dollar Tree, Inc.*	380	21,098
Williams-Sonoma, Inc.	460	18,630
Lennar Corp. — Class A	1,000	18,120
Television Broadcasts Ltd.	3,000	17,626
Dick’s Sporting Goods, Inc.*	430	17,192
Genuine Parts Co.	300	16,092
Koito Manufacturing Company Ltd.	1,000	16,025
Pool Corp.	632	15,238
Toll Brothers, Inc.*	700	13,839
N Brown Group plc	3,203	13,036
Mohawk Industries, Inc.*	210	12,842
BorgWarner, Inc.*	160	12,750
Choice Hotels International, Inc.	300	11,655
Hibbett Sports, Inc.*	320	11,459
DISH Network Corp. — Class A*	460	11,206
Gaylord Entertainment Co.*	320	11,098
Advance Auto Parts, Inc.	160	10,499
American Eagle Outfitters, Inc.	620	9,852
Scholastic Corp.	300	8,112
Thor Industries, Inc.	240	8,009
Madison Square Garden, Inc. — Class A*	295	7,962
MGM Resorts International*	572	7,522
Sonic Corp.*	730	6,607
Winnebago Industries, Inc.*	480	6,418

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Consumer Discretionary - 8.1% (continued)
Chipotle Mexican Grill, Inc. — Class A*	20	$5,447
Education Management Corp.*	240	5,026
Culp, Inc.*	540	5,011
Ascena Retail Group, Inc.*	148	4,797
Chico’s FAS, Inc.	260	3,874
Corinthian Colleges, Inc.*	870	3,845
AC Moore Arts & Crafts, Inc.*	1,150	3,151
Royal Caribbean Cruises Ltd.*	70	2,888
Ascent Media Corp. — Class A*	43	2,101
Anvil Holdings, Inc.*,††,5,7,9	30	120

Total Consumer Discretionary		6,275,048

Energy - 8.0%
Exxon Mobil Corp.	16,407	1,380,321
Chevron Corp.	6,950	746,639
Schlumberger Ltd.	5,614	523,562
Royal Dutch Shell plc (Cl.B) ADR	3,600	263,664
Occidental Petroleum Corp.	2,500	261,225
ConocoPhillips	3,100	247,566
Baker Hughes, Inc.	2,640	193,855
Murphy Oil Corp.	1,800	132,156
Devon Energy Corp.	1,400	128,477
FMC Technologies, Inc.*	1,342	126,792
EOG Resources, Inc.	1,000	118,510
Statoil ASA	4,259	118,068
Spectra Energy Corp.	4,300	116,874
BP plc ADR	2,600	114,764
El Paso Corp.	6,200	111,600
Hess Corp.	1,300	110,773
Peabody Energy Corp.	1,400	100,744
Suncor Energy, Inc.	2,000	89,680
Williams Companies, Inc.	2,800	87,304
Halliburton Co.	1,700	84,728
Newfield Exploration Co.*	1,100	83,611
BG Group plc	3,234	80,467
Noble Corp.	1,700	77,554
Valero Energy Corp.	2,300	68,586
Range Resources Corp.	1,100	64,306
Cimarex Energy Co.	550	63,382
Beach Energy Ltd.	55,875	56,063
Anadarko Petroleum Corp.	600	49,152
McDermott International, Inc.*	1,820	46,210
Saipem SpA	854	45,402
EQT Corp.	900	44,910
China Oilfield Services Ltd. — Class H	18,000	40,728
QEP Resources, Inc.	900	36,486
Petroleo Brasileiro S.A. ADR	1,000	35,540
Whiting Petroleum Corp.*	460	33,787
Fugro N.V.	345	30,405
Concho Resources, Inc.*	260	27,898
WorleyParsons Ltd.	859	27,527
Complete Production Services, Inc.*	850	27,039
Arch Coal, Inc.	650	23,426
Alpha Natural Resources, Inc.*	390	23,154
Ultra Petroleum Corp.*	380	18,715
Holly Corp.	290	17,620
Modec, Inc.	900	16,413
Forest Oil Corp.*	320	12,106
Westmoreland Coal Co.*	620	9,083
Comstock Resources, Inc.*	290	8,973
GeoMet, Inc.*	2,550	4,182

Total Energy		6,130,027

Industrials - 7.9%
General Electric Co.	30,000	601,500
3M Co.	3,500	327,250
United Technologies Corp.	3,710	314,051
Emerson Electric Co.	5,100	297,993
Boeing Co.	3,390	250,623
Union Pacific Corp.	2,300	226,159
United Parcel Service, Inc. — Class B	3,000	222,960
Honeywell International, Inc.	3,400	203,014
Danaher Corp.	3,900	202,410
Caterpillar, Inc.	1,400	155,889
Precision Castparts Corp.	900	132,462
Cummins, Inc.	1,200	131,544
FedEx Corp.	1,300	121,615
Mitsui & Company Ltd.	6,700	120,091
Joy Global, Inc.	1,150	113,632
Mitsubishi Electric Corp.	9,000	106,245
Mitsubishi Corp.	3,700	102,702
Cooper Industries plc — Class A	1,500	97,350
Koninklijke Philips Electronics N.V.	3,010	96,224
SembCorp Industries Ltd.	22,900	94,652
Ingersoll-Rand plc	1,800	86,958
Republic Services, Inc. — Class A	2,700	81,108
Norfolk Southern Corp.	1,100	76,197
Fluor Corp.	1,000	73,660
DCC plc	2,259	71,943
Bouygues S.A.	1,460	70,118
ABB, Ltd.	2,885	69,298
Lockheed Martin Corp.	800	64,320
Rolls-Royce Group plc	6,412	63,672
Central Japan Railway Co.	8	63,377
Rockwell Automation, Inc.	600	56,790
Hutchison Whampoa Ltd.	4,700	55,649
Legrand S.A.	1,320	54,920
General Dynamics Corp.	700	53,592
Finmeccanica SpA	4,241	53,377
Textron, Inc.	1,900	52,041
Cookson Group plc*	4,200	46,457
Siemens AG	337	46,193
Southwest Airlines Co.	3,600	45,468
CH Robinson Worldwide, Inc.	600	44,478
Parker Hannifin Corp.	400	37,872
AP Moller — Maersk A — Class B	4	37,629
Carillion plc	5,937	36,193
China Railway Construction Corporation Ltd. — Class H	34,500	35,837
Ryder System, Inc.	700	35,420
Charter International plc	2,651	34,363
Fastenal Co.	500	32,415
Cintas Corp.	1,000	30,270
Cargotec Oyj — Class B	612	29,839
Makita Corp.	600	27,914
Masco Corp.	1,700	23,663
AO Smith Corp.	520	23,057
Nordson Corp.	200	23,012

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Industrials - 7.9% (continued)
Foster Wheeler AG*	600	$22,572
Triumph Group, Inc.	250	22,113
Robert Half International, Inc.	700	21,420
QinetiQ Group plc	10,942	21,363
Greenbrier Companies, Inc.*	700	19,866
Applied Industrial Technologies, Inc.	530	17,628
UTI Worldwide, Inc.	870	17,609
Knight Transportation, Inc.	860	16,555
Advisory Board Co.*	320	16,479
Toshiba Machine Company Ltd.	3,000	16,229
First Solar, Inc.*	100	16,084
Manpower, Inc.	250	15,720
Nippon Yusen KK	4,000	15,628
Expeditors International of Washington, Inc.	300	15,042
Waste Connections, Inc.	500	14,395
Insituform Technologies, Inc. — Class A*	530	14,178
Teledyne Technologies, Inc.*	260	13,445
General Cable Corp.*	290	12,557
FTI Consulting, Inc.*	320	12,266
Middleby Corp.*	130	12,119
Corporate Executive Board Co.	300	12,111
Covanta Holding Corp.	700	11,956
Actuant Corp. — Class A	400	11,600
American Reprographics Co.*	1,090	11,282
Harsco Corp.	310	10,940
Consolidated Graphics, Inc.*	200	10,926
Universal Forest Products, Inc.	270	9,896
Oshkosh Corp.*	260	9,199
Babcock & Wilcox Co.*	265	8,846
AMR Corp.*	1,290	8,333
Belden, Inc.	220	8,261
Herman Miller, Inc.	300	8,247
Bucyrus International, Inc. — Class A	90	8,231
USG Corp.*	400	6,664
AirTran Holdings, Inc.*	850	6,333
H&E Equipment Services, Inc.*	320	6,243
Navigant Consulting, Inc.*	620	6,194
Verisk Analytics, Inc. — Class A*	160	5,242
RailAmerica, Inc.*	300	5,112
Skywest, Inc.	300	5,076
John Bean Technologies Corp.	248	4,769
HEICO Corp. — Class A	100	4,498
RSC Holdings, Inc.*	300	4,314
United Continental Holdings, Inc.*	170	3,908
CLARCOR, Inc.	80	3,594
American Science & Engineering, Inc.	20	1,847
A123 Systems, Inc.*	180	1,143

Total Industrials		6,083,499

Health Care - 6.8%
Pfizer, Inc.	27,472	557,956
Johnson & Johnson	7,458	441,887
Merck & Company, Inc.	10,036	331,288
Amgen, Inc.*	3,910	208,989
UnitedHealth Group, Inc.	4,500	203,400
Abbott Laboratories	4,000	196,200
Sanofi-Aventis S.A.	2,795	195,993
GlaxoSmithKline plc ADR	5,000	192,050
Gilead Sciences, Inc.*	3,800	161,272
Stryker Corp.	2,400	145,920
Covidien plc	2,575	133,746
WellPoint, Inc.	1,900	132,601
Celgene Corp.*	2,300	132,319
Bristol-Myers Squibb Co.	4,700	124,221
Roche Holding AG	855	122,143
Express Scripts, Inc. — Class A*	2,100	116,781
McKesson Corp.	1,400	110,670
Baxter International, Inc.	1,900	102,163
Zimmer Holdings, Inc.*	1,600	96,848
Medtronic, Inc.	2,300	90,505
Fresenius SE & Company KGaA	898	83,073
Edwards Lifesciences Corp.*	900	78,300
Thermo Fisher Scientific, Inc.*	1,400	77,770
Medco Health Solutions, Inc.*	1,300	73,008
Allergan, Inc.	1,000	71,020
DaVita, Inc.*	800	68,408
Elekta AB — Class B	1,705	68,186
Agilent Technologies, Inc.*	1,400	62,692
CIGNA Corp.	1,300	57,564
CSL Ltd.	1,467	54,219
AmerisourceBergen Corp. — Class A	1,300	51,428
CR Bard, Inc.	500	49,655
Biogen Idec, Inc.*	600	44,034
Waters Corp.*	500	43,450
St. Jude Medical, Inc.	700	35,882
DENTSPLY International, Inc.	900	33,291
Terumo Corp.	600	31,628
Life Technologies Corp.*	600	31,452
HCA Holdings, Inc.*	900	30,483
Astellas Pharma, Inc.	800	29,621
Illumina, Inc.*	400	28,028
Human Genome Sciences, Inc.*	1,010	27,725
Laboratory Corporation of America Holdings*	300	27,639
Hospira, Inc.*	400	22,080
Rohto Pharmaceutical Company Ltd.	2,000	21,422
Henry Schein, Inc.*	300	21,051
Techne Corp.	270	19,332
Computer Programs & Systems, Inc.	300	19,284
Gen-Probe, Inc.*	280	18,578
AMERIGROUP Corp.*	260	16,705
Covance, Inc.*	300	16,416
Chugai Pharmaceutical Company Ltd.	900	15,493
Hologic, Inc.*	648	14,386
Humana, Inc.*	200	13,988
Medicines Co.*	830	13,521
Boston Scientific Corp.*	1,700	12,223
Community Health Systems, Inc.*	300	11,997
Alexion Pharmaceuticals, Inc.*	120	11,842
Omnicare, Inc.	390	11,696
LifePoint Hospitals, Inc.*	290	11,652
STERIS Corp.	300	10,362

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Health Care - 6.8% (continued)
Alkermes, Inc.*	800	$10,360
BioMarin Pharmaceutical, Inc.*	380	9,549
Thoratec Corp.*	340	8,816
Vertex Pharmaceuticals, Inc.*	180	8,627
Incyte Corporation Ltd.*	460	7,291
Theravance, Inc.*	300	7,266
Maxygen, Inc.	1,010	5,252
Charles River Laboratories International, Inc.*	130	4,989
Medicis Pharmaceutical Corp. — Class A	110	3,524
Health Management Associates, Inc. — Class A*	300	3,270
Codexis, Inc.*	226	2,680
Cubist Pharmaceuticals, Inc.*	100	2,524
Exelixis, Inc.*	200	2,260
Acorda Therapeutics, Inc.*	90	2,088
Pharmacyclics, Inc.*	300	1,767
Idenix Pharmaceuticals, Inc.*	400	1,328
Neurocrine Biosciences, Inc.*	150	1,139

Total Health Care		5,320,266

Consumer Staples - 5.4%
Procter & Gamble Co.	10,573	651,297
PepsiCo, Inc.	7,097	457,118
Coca-Cola Co.	5,800	384,830
Philip Morris International, Inc.	4,330	284,178
Nestle S.A.	4,418	253,275
Colgate-Palmolive Co.	2,700	218,052
Tesco plc	29,115	177,955
General Mills, Inc.	4,400	160,820
CVS Caremark Corp.	4,668	160,206
Kimberly-Clark Corp.	2,300	150,121
Kellogg Co.	2,400	129,552
Kraft Foods, Inc. — Class A	4,025	126,224
Avon Products, Inc.	4,200	113,568
Walgreen Co.	2,600	104,364
Wal-Mart Stores, Inc.	2,000	104,100
Kroger Co.	4,000	95,880
Pernod-Ricard S.A.	1,026	95,831
Unilever plc	3,091	94,215
Altria Group, Inc.	3,500	91,105
Whole Foods Market, Inc.	1,200	79,080
Kirin Holdings Company Ltd.	5,000	65,697
L’Oreal S.A.	518	60,350
FamilyMart Company Ltd.	1,500	56,350
Energizer Holdings, Inc.*	640	45,542
Archer-Daniels-Midland Co.	1,200	43,212
Boston Beer Company, Inc. — Class A*	230	21,303
Kobayashi Pharmaceutical Company Ltd.	400	18,537
Dairy Crest Group plc	2,703	15,580
BJ’s Wholesale Club, Inc.*	300	14,646
House Foods Corp.	800	13,079
Tootsie Roll Industries, Inc.	411	11,655
Alliance One International, Inc.*	2,860	11,497
Casey’s General Stores, Inc.	190	7,410
ConAgra Foods, Inc.	200	4,750
Pantry, Inc.*	320	4,746
Church & Dwight Company, Inc.	40	3,174
Reed’s, Inc.*	1,410	2,975
Bunge Ltd.	30	2,170

Total Consumer Staples		4,334,444

Materials - 2.6%
Freeport-McMoRan Copper & Gold, Inc. — Class B	3,338	185,426
Monsanto Co.	2,400	173,424
Rio Tinto, Ltd.	1,677	147,013
BHP Billiton Ltd.	2,744	132,155
Praxair, Inc.	1,100	111,760
BASF SE	1,137	98,350
Dow Chemical Co.	2,400	90,600
Wacker Chemie AG	361	81,200
Vulcan Materials Co.	1,700	77,520
Sherwin-Williams Co.	900	75,591
International Paper Co.	2,400	72,432
Eastman Chemical Co.	700	69,524
Umicore S.A.	1,398	69,340
Asahi Kasei Corp.	10,000	67,440
Nucor Corp.	1,400	64,429
E. I. du Pont de Nemours & Co.	1,151	63,270
United States Steel Co.	1,000	53,940
Potash Corporation of Saskatchewan, Inc.	900	53,037
Cliffs Natural Resources, Inc.	500	49,140
Barrick Gold Corp.	900	46,719
Eldorado Gold Corp.	2,600	42,276
Eurasian Natural Resources Corp. plc	2,454	36,868
Kobe Steel Ltd.	14,000	36,353
Cemex S.A. de CV — Class Preference*	38,111	34,091
SSAB AB — Class A	2,148	34,017
Hitachi Chemical Company Ltd.	1,600	32,525
Air Water, Inc.	2,000	24,355
Mosaic Co.	260	20,475
Clearwater Paper Corp.*	250	20,350
Koppers Holdings, Inc.	460	19,642
Allied Nevada Gold Corp.*	550	19,514
Albemarle Corp.	310	18,529
Cabot Corp.	400	18,516
Tosoh Corp.	5,000	17,972
Domtar Corp.	193	17,714
Arch Chemicals, Inc.	420	17,468
Showa Denko KK	8,000	16,061
Carpenter Technology Corp.	320	13,667
Haynes International, Inc.	240	13,308
Senomyx, Inc.*	2,010	12,140
Myers Industries, Inc.	1,100	10,923
Martin Marietta Materials, Inc.	110	9,864
Steel Dynamics, Inc.	520	9,760
Air Products & Chemicals, Inc.	100	9,018
American Vanguard Corp.	930	8,072
KapStone Paper and Packaging Corp.*	200	3,434

Total Materials		2,299,222

Telecommunication Services - 2.3%
AT&T, Inc.	25,692	786,175
Vodafone Group plc ADR	7,100	204,125

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCKS† - 65.1% (continued)
Telecommunication Services - 2.3% (continued)
Crown Castle International Corp.*	3,560	$151,477
Telefonica S.A.	5,864	146,818
Sprint Nextel Corp.*	22,100	102,544
America Movil SAB de CV ADR	1,500	87,150
Telecom Italia SpA	60,086	80,819
American Tower Corp. — Class A*	1,230	63,739
KDDI Corp.	10	61,910
Telstra Corporation Ltd.	14,268	41,620
NII Holdings, Inc.*	850	35,420
Hutchison Telecommunications Hong Kong Holdings, Ltd.	60,000	19,053
NTELOS Holdings Corp.	530	9,757
SBA Communications Corp. — Class A*	240	9,523
Leap Wireless International, Inc.*	240	3,718

Total Telecommunication Services		1,803,848

Utilities - 1.8%
Exelon Corp.	4,000	164,960
AES Corp.*	11,600	150,800
FirstEnergy Corp.	3,434	127,367
Entergy Corp.	1,700	114,257
Scottish & Southern Energy plc	5,646	114,215
Constellation Energy Group, Inc.	3,100	96,503
E.ON AG	3,038	92,791
CenterPoint Energy, Inc.	5,000	87,799
GDF Suez	2,091	85,205
Calpine Corp.*	3,400	53,958
Sempra Energy	900	48,150
TECO Energy, Inc.	2,300	43,148
NextEra Energy, Inc.	700	38,584
PPL Corp.	1,400	35,420
EDF Energies Nouvelles S.A.	529	27,891
Edison International	700	25,613
American Electric Power Company, Inc.	700	24,598
Southwest Gas Corp.	620	24,161
OGE Energy Corp.	460	23,258
Alliant Energy Corp.	560	21,801
Great Plains Energy, Inc.	930	18,619
Dominion Resources, Inc.	400	17,880
National Fuel Gas Co.	240	17,760
GenOn Energy, Inc.*	3,574	13,617

Total Utilities		1,468,355

Total Common Stocks (Cost $41,458,447)		50,421,829

PREFERRED STOCKS - 0.0%
Ally Financial, Inc.
8.50% †,1,2	700	17,409
General Motors Co.
4.75% due 12/01/13†	250	12,050
Fannie Mae
8.25% *,†,2,3	1,050	1,785

Total Preferred Stocks (Cost $56,548)		31,244

WARRANTS†† - 0.0%
Consumer Discretionary - 0.0%
Anvi Holdings, Inc. (Cl. A)
$1.00, 02/28/12 [5,7,9]	333	6
Anvi Holdings, Inc. (Cl. B)
$1.00, 02/28/12 [5,7,9]	370	4

Total Consumer Discretionary		10

Total Warrants (Cost $3,850)		10

SHORT TERM INVESTMENTS†† - 1.8%
T. Rowe Price Reserve Investment Fund	1,164,401	1,164,401
State Street General Account Money Market Fund	201,672	201,672

Total Short Term Investments (Cost $1,366,073)		1,366,073

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 13.0%
Fannie Mae[3]
#AH8935, 4.50% due 04/01/41	$340,000	$346,810
#AE7966, 4.50% due 12/01/40	292,434	298,291
#808951, 6.00% due 01/01/35	239,543	262,258
#AE0548, 4.50% due 11/01/40	255,847	260,732
#889829, 5.00% due 07/01/35	241,277	254,359
#725946, 5.50% due 11/01/34	223,918	240,840
#745554, 6.50% due 03/01/36	211,627	240,589
#AE1761, 4.00% due 09/01/40	203,440	200,401
#AA5588, 4.50% due 06/01/39	183,767	187,620
#725704, 6.00% due 08/01/34	160,334	176,440
#903812, 5.50% due 12/01/36	146,109	156,694
#933890, 5.00% due 04/01/23	119,401	126,946
#AA0774, 4.50% due 04/01/24	109,172	114,644
#AH9055, 4.50% due 04/01/41	110,000	112,203
#888884, 5.50% due 12/01/35	103,398	111,665
#AD6061, 5.00% due 07/01/40	103,061	108,011
#888268, 6.00% due 03/01/37	92,668	101,224
#833174, 5.15% due 09/01/35[1]	89,010	94,732
#AH1059, 4.00% due 12/01/25	87,588	90,175
#AH0774, 4.00% due 12/01/25	86,783	89,345
#AE1611, 4.50% due 10/01/40	84,888	86,509
#AD1886, 4.50% due 02/01/41	81,882	83,445
#932633, 4.50% due 03/01/40	80,618	82,308
#AE4680, 4.00% due 11/01/40	80,962	79,752
#AE3716, 4.50% due 12/01/40	76,679	78,143
#938883, 5.00% due 06/01/37	67,625	70,873
#AD7859, 5.00% due 06/01/40	66,922	70,136
#AE0098, 5.50% due 02/01/38	60,509	65,159
#AD6437, 5.00% due 06/01/40	60,461	63,517
#545759, 6.50% due 07/01/32	53,430	59,941
#889543, 5.50% due 08/01/37	54,071	57,887
#AE6135, 4.00% due 10/01/25	53,849	55,439
#932530, 5.50% due 12/01/35	49,697	53,452
#804395, 5.50% due 12/01/34	47,335	50,942
#AD5995, 5.00% due 06/01/40	47,448	49,727
#AD0441, 6.00% due 10/01/39	44,506	48,489
#AE3385, 4.50% due 11/01/40	46,050	46,930
#AE9254, 4.50% due 11/01/40	45,727	46,600

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 13.0% (continued)
#983288, 6.00% due 05/01/38	$42,522	$46,288
#AH0798, 4.00% due 12/01/25	44,164	45,469
#842123, 5.50% due 10/01/35	40,753	43,794
#190379, 5.50% due 05/01/37	39,854	42,685
#AD7136, 5.00% due 07/01/40	39,687	41,544
#AH3526, 4.50% due 02/01/41	39,934	40,696
#745406, 6.00% due 03/01/21	36,353	39,738
#AE7537, 5.00% due 10/01/40	34,776	36,446
#745412, 5.50% due 12/01/35	31,121	33,473
#AD7156, 4.50% due 07/01/25	31,793	33,406
#845354, 5.50% due 01/01/36	30,735	33,028
#AE0549, 5.50% due 05/01/40	30,518	32,728
#AB1424, 5.00% due 09/01/40	31,016	32,506
#964926, 6.00% due 08/01/38	29,128	31,708
#AH0258, 4.50% due 12/01/40	30,817	31,406
#995564, 5.00% due 12/01/19	29,232	31,298
#685202, 5.50% due 04/01/18	28,463	30,908
#AA9346, 4.50% due 08/01/39	30,089	30,720
#900362, 6.00% due 09/01/36	27,127	29,631
#AH0943, 4.00% due 12/01/40	29,791	29,356
FNR 2006-35 GK, 6.00% due 08/25/32	28,251	28,986
#555417, 6.00% due 05/01/33	26,049	28,681
#893353, 6.00% due 09/01/36	24,874	27,217
#AE1592, 5.50% due 09/01/40	23,740	25,415
#790788, 6.00% due 09/01/34	23,065	25,368
#AE4834, 5.00% due 10/01/40	23,287	24,405
#745216, 2.57% due 11/01/35[1]	22,346	23,535
#896329, 6.50% due 09/01/36	20,336	22,985
#255459, 6.00% due 11/01/34	20,355	22,361
#791574, 6.00% due 08/01/34	20,136	22,158
#AE0105, 5.50% due 02/01/38	19,995	21,532
#AE8283, 4.00% due 11/01/40	21,841	21,521
#AB1479, 5.00% due 09/01/40	19,839	20,791
#735502, 6.00% due 04/01/35	18,849	20,707
#790629, 6.00% due 09/01/34	18,648	20,506
#796104, 5.50% due 10/01/34	19,035	20,486
#905196, 5.88% due 12/01/36[1]	19,255	20,346
#888010, 6.00% due 09/01/36[1]	18,756	20,239
#790237, 6.00% due 08/01/34	18,388	20,229
#AE9739, 4.00% due 12/01/40	19,786	19,497
#745418, 5.50% due 04/01/36	16,921	18,183
#AE7996, 4.50% due 11/01/40	17,667	18,004
#AE4438, 4.00% due 10/01/40	17,787	17,527
#850863, 5.29% due 12/01/35[1]	16,366	17,456
#AB1461, 4.00% due 09/01/40	15,664	15,435
#AD7406, 5.00% due 07/01/40	14,444	15,138
#AD5001, 5.00% due 08/01/40	13,428	14,073
#AB1963, 4.00% due 12/01/40	13,827	13,625
#AE7909, 4.50% due 11/01/40	12,858	13,104
#254550, 6.50% due 12/01/32	11,034	12,482
#357280, 6.50% due 05/01/17	9,872	10,850
#AE8031, 4.50% due 11/01/40	9,946	10,136
#745946, 5.50% due 11/01/36	9,080	9,738
#1B3203, 5.93% due 01/01/37[1]	8,938	9,488
#AE3480, 4.50% due 11/01/40	8,962	9,133
#AE8002, 4.50% due 11/01/40	8,952	9,122
#AE8655, 4.50% due 11/01/40	8,951	9,122
#650075, 6.50% due 07/01/32	7,709	8,721
#790217, 6.00% due 08/01/34	7,726	8,499
#725098, 5.50% due 12/01/18	7,285	7,911
#AE8081, 4.50% due 12/01/40	7,745	7,893
#357748, 5.50% due 04/01/35	6,950	7,469
#789885, 5.50% due 07/01/19	6,664	7,236
#923129, 5.50% due 08/01/34	6,594	7,092
#868728, 6.50% due 04/01/36	6,314	7,083
#AE4889, 4.00% due 10/01/40	6,872	6,770
#995023, 5.50% due 08/01/37	5,598	6,016
#725528, 5.50% due 04/01/19	5,211	5,659
#848522, 5.50% due 12/01/35[1]	4,448	4,752
#981614, 5.00% due 06/01/23	3,773	4,011
#889565, 5.50% due 08/01/37	2,645	2,845
#254234, 5.50% due 03/01/17	1,969	2,135
#254140, 5.50% due 01/01/17	1,830	1,984
#555345, 5.50% due 02/01/18	1,812	1,966
#625931, 5.50% due 01/01/17	1,390	1,507
FNS 319 2, 6.50% due 02/01/32[4,9]	6,040	1,306

		6,236,958

Freddie Mac[3]
#G04814, 5.50% due 10/01/38	276,914	296,033
#G05958, 5.00% due 08/01/40	202,555	211,675
#G03156, 5.50% due 08/01/37	162,293	173,499
#G01805, 4.50% due 04/01/35	163,363	167,341
#A93948, 4.50% due 09/01/40	155,947	158,656
#A93748, 4.00% due 09/01/40	100,369	98,694
#A21263, 4.50% due 04/01/34	86,580	88,733
#G05955, 5.00% due 08/01/40	83,216	86,963
#A91160, 4.50% due 02/01/40	81,029	82,588
#J03615, 6.00% due 10/01/21	49,955	54,732
#A91703, 4.50% due 04/01/40	49,699	50,562
#A93101, 5.00% due 07/01/40	40,138	41,945
#J03640, 6.00% due 10/01/21	37,293	40,860
#A94605, 4.00% due 10/01/40	39,243	38,588
#J02272, 5.50% due 07/01/20	33,254	36,095
#1G1353, 5.93% due 12/01/36[1]	31,131	33,628
#A90052, 4.50% due 12/01/39	32,525	33,151
#D86309, 5.00% due 11/01/33	18,744	19,699
#A12118, 5.00% due 08/01/33	17,274	18,154
#J03203, 6.00% due 08/01/21	16,500	17,975
#A15907, 5.00% due 11/01/33	16,521	17,363

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 13.0% (continued)
#1G1762, 5.01% due 11/01/35[1]	$15,874	$16,853
#J03672, 6.00% due 11/01/21	14,643	16,043
#A15852, 5.00% due 11/01/33	13,319	13,998
#E99966, 5.00% due 10/01/18	10,611	11,356
#C03531, 4.00% due 10/01/40	10,688	10,509
#A91947, 5.00% due 04/01/40	7,751	8,100
#J03254, 6.00% due 08/01/21	5,777	6,308
#1G0661, 5.39% due 01/01/36[1]	5,750	6,145
#G08421, 4.00% due 10/01/40	3,968	3,901
#E01341, 5.50% due 03/01/18	3,139	3,409
#A94184, 4.00% due 10/01/40	2,973	2,923
#B10343, 5.00% due 11/01/18	2,685	2,873
#C68205, 7.00% due 06/01/32	1,919	2,211
#E99933, 5.00% due 10/01/18	2,055	2,199
#A94251, 4.00% due 10/01/40	1,985	1,951
#A94381, 4.00% due 10/01/40	1,978	1,945
#A94185, 4.00% due 10/01/40	1,689	1,661
#1B0527, 2.94% due 09/01/32[1]	1,035	1,048
#A94576, 4.00% due 10/01/40	993	976
#A94617, 4.00% due 10/01/40	988	971
#A94250, 4.00% due 10/01/40	970	954
FHR 2614 IH, 4.50% due 05/15/16[4,9]	8,168	63

		1,866,865

Ginnie Mae
G2 4854, 4.50% due 11/20/40	222,230	229,291
G2 4748, 5.50% due 07/20/40	167,849	181,574
#615278, 5.00% due 07/15/33	53,058	56,648
#605561, 5.50% due 11/15/34	25,789	28,097
G2 3517, 6.00% due 02/20/34	16,903	18,524
G2 3530, 5.50% due 03/20/34	12,856	14,004
G2 3529, 5.00% due 03/20/34	7,736	8,269
G2 3295, 5.50% due 10/20/32	5,561	6,060
G2 3490, 6.50% due 12/20/33	4,689	5,295
#781312, 7.00% due 12/15/13	3,825	3,963
G2 2102, 8.00% due 10/20/25	557	652
#780766, 7.00% due 03/15/13	3	3

		552,380

Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% due 01/15/39	187,803	194,205
Commercial Mortgage Loan Trust
2008-LS1, 6.01% due 12/10/49[1]	175,000	182,030
Bank of America Commercial Mortgage, Inc.
2005-3, 4.50% due 07/10/43	97,219	97,222
2003-1, 4.65% due 09/11/36	75,000	78,070

		175,292

Citigroup
2005-CD1, 5.22% due 07/15/44[1]	161,621	170,274
Bear Stearns Commercial Mortgage Securities
2006-PW13, 5.54% due 09/11/41	61,000	65,427
5.69% due 06/11/50[1]	45,000	48,119
2005-PWR9, 4.87% due 09/11/42	43,000	45,547

		159,093

JP Morgan Chase Commercial Mortgage Securities Corp.
5.55% due 05/12/45	80,000	85,635
2004-LDP4, 4.82% due 10/15/42[1]	61,989	64,810

		150,445

Merrill Lynch Mortgage Trust
5.83% due 06/12/50[1]	70,000	75,102
Bank of America Mortgage Securities, Inc.
2005-J, 5.24% due 11/25/35[1]	23,732	22,263
2004-A, 3.00% due 02/25/34[1]	17,737	15,972
2004-H, 3.17% due 09/25/34[1]	10,787	10,114
2004-I, 4.81% due 10/25/34[1]	5,598	5,504
2004-D, 2.96% due 05/25/34[1]	1,736	1,598

		55,451

Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47% due 09/15/39	50,000	52,936
American Tower Trust
2007-1A, 5.96% due 04/15/37[5,6]	45,000	47,500
JP Morgan Mortgage Trust
3.01% due 07/25/35[1]	45,315	44,300
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% due 04/15/34	38,906	38,869
JP Morgan Chase Commercial Mortgage Securities Corp.
5.72% due 02/15/51	30,000	31,769
Merrill Lynch Mortgage Investors, Inc.
0.75% due 09/25/35[1]	17,680	16,466
WaMu Mortgage Pass Trough Certificates
5.02% due 09/25/35[1]	11,679	10,796

Total Mortgage Backed Securities (Cost $9,840,894)		10,060,731

CORPORATE BONDS†† - 12.6%
Financials - 4.6%
Morgan Stanley
4.10% due 01/26/15	$110,000	$112,939
6.00% due 04/28/15	100,000	108,911
4.00% due 07/24/15	100,000	101,628
4.20% due 11/20/14	10,000	10,324
Goldman Sachs Group, Inc.
6.15% due 04/01/18	195,000	211,414
6.25% due 02/01/41	20,000	19,917
Citigroup, Inc.
6.50% due 08/19/13	120,000	131,203
4.59% due 12/15/15	40,000	41,362
5.38% due 08/09/20	25,000	25,736
6.13% due 05/15/18	10,000	10,907
JPMorgan Chase & Co.
6.00% due 01/15/18	185,000	202,849
General Electric Capital Corp.
2.10% due 01/07/14	155,000	155,092
5.30% due 02/11/21	30,000	30,470

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Financials - 4.6% (continued)
Merrill Lynch & Company, Inc.
6.88% due 04/25/18	$85,000	$94,409
7.75% due 05/14/38	35,000	40,187
5.45% due 02/05/13	35,000	37,102
SLM Corp.
8.45% due 06/15/18	25,000	27,999
5.38% due 05/15/14	25,000	25,925
5.05% due 11/14/14	25,000	25,236
5.13% due 08/27/12	15,000	15,481
Svensk Exportkredit AB
5.13% due 03/01/17	70,000	77,431
Wells Fargo & Co.
4.60% due 04/01/21	75,000	74,168
Fifth Third Bancorp
8.25% due 03/01/38	25,000	29,835
6.25% due 05/01/13	20,000	21,694
3.63% due 01/25/16	20,000	19,982
HSBC Holdings plc
5.10% due 04/05/21	70,000	70,358
Simon Property Group, LP
5.75% due 12/01/15	55,000	61,170
Berkshire Hathaway Finance Corp.
2.45% due 12/15/15	35,000	34,778
4.25% due 01/15/21	25,000	24,991
PNC Funding Corp.
5.63% due 02/01/17	35,000	37,964
4.38% due 08/11/20	20,000	19,910
Bank of America Corp.
5.65% due 05/01/18	25,000	26,127
6.50% due 08/01/16	20,000	22,132
Principal Life Global Funding I
5.13% due 10/15/13[5,6]	45,000	47,949
Nuveen Investments, Inc.
10.50% due 11/15/15	25,000	25,688
5.50% due 09/15/15	25,000	21,938
AMB Property, LP
4.50% due 08/15/17	25,000	25,235
6.63% due 12/01/19	20,000	22,086
Kinder Morgan Finance Company ULC
5.70% due 01/05/16	45,000	47,193
Sun Life Financial Global Funding, LP
0.55% due 10/06/13[1,5,6]	45,000	44,611
KeyCorp
3.75% due 08/13/15	30,000	30,314
5.10% due 03/24/21	10,000	9,938
Banque PSA Finance
4.38% due 04/04/16[5,6]	40,000	39,812
E*Trade Financial Corp.
12.50% due 11/30/17	32,000	38,160
Aflac, Inc.
8.50% due 05/15/19	30,000	36,266
JP Morgan Chase Capital XXII
6.45% due 02/02/37	35,000	35,224
ACE INA Holdings, Inc.
5.70% due 02/15/17	30,000	32,892
Jefferies Group, Inc.
6.25% due 01/15/36	35,000	32,351
Discover Financial Services
10.25% due 07/15/19	25,000	32,162
Reckson Operating Partnership, LP
6.00% due 03/31/16	30,000	31,947
Pacific LifeCorp
6.00% due 02/10/20[5,6]	30,000	31,945
Prudential Financial, Inc.
4.75% due 09/17/15	30,000	31,942
Ford Motor Credit Company LLC
12.00% due 05/15/15	25,000	31,467
Hospitality Properties Trust
5.63% due 03/15/17	30,000	31,121
JPMorgan Chase Capital XXVII
7.00% due 11/01/39	30,000	30,911
Principal Financial Group, Inc.
6.05% due 10/15/36	30,000	30,790
Royal Bank of Scotland plc
3.40% due 08/23/13	30,000	30,687
HBOS plc
6.00% due 11/01/33[5,6]	40,000	30,100
PartnerRe Finance B LLC
5.50% due 06/01/20	30,000	30,032
US Bancorp
3.44% due 02/01/16	30,000	29,909
American International Group, Inc.
8.25% due 08/15/18	25,000	29,238
Goldman Sachs Capital I
6.35% due 02/15/34	30,000	28,827
Ally Financial, Inc.
8.00% due 03/15/20	25,000	27,219
Regency Centers, LP
5.88% due 06/15/17	15,000	16,437
6.00% due 06/15/20	10,000	10,150
Seminole Indian Tribe of Florida
7.75% due 10/01/17[5,6]	25,000	26,438
Pinnacle Foods Finance LLC
9.25% due 04/01/15	25,000	26,094
Provident Funding Associates, LP
10.13% due 02/15/19[5,6]	25,000	26,094
Rouse Company, LP
6.75% due 11/09/15	25,000	26,001
HUB International Holdings, Inc.
10.25% due 06/15/15[5,6]	25,000	25,875
Host Hotels & Resorts, LP
6.75% due 06/01/16	25,000	25,781
Kilroy Realty, LP
6.63% due 06/01/20	25,000	25,643
CIT Group, Inc.
6.63% due 04/01/18[5,6]	25,000	25,365
BNP Paribas
5.00% due 01/15/21	25,000	25,234
Capital One Capital IV
6.75% due 02/17/37[1]	25,000	25,094
Allstate Corp.
7.45% due 05/16/19	20,000	23,757
WEA Finance LLC
7.50% due 06/02/14[5,6]	20,000	22,892

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Financials - 4.6% (continued)
Reinsurance Group of America, Inc.
6.45% due 11/15/19	$15,000	$16,163
5.63% due 03/15/17	5,000	5,248
Federal Realty Investment Trust
6.00% due 07/15/12	20,000	21,092
CNA Financial Corp.
5.88% due 08/15/20	20,000	20,650
ERAC USA Finance LLC
5.25% due 10/01/20[5,6]	20,000	20,593
Health Care REIT, Inc.
4.70% due 09/15/17	20,000	20,058
BB&T Capital Trust II
6.75% due 06/07/36	20,000	19,976
SunTrust Banks, Inc.
3.60% due 04/15/16	20,000	19,881
Provident Companies, Inc.
7.00% due 07/15/18	15,000	16,594
USB Capital XIII Trust
6.63% due 12/15/39	15,000	15,703
Boston Properties, LP
4.13% due 05/15/21	15,000	14,267
Ameriprise Financial, Inc.
7.30% due 06/28/19	10,000	11,945
Regions Financial Corp.
5.75% due 06/15/15	10,000	10,188
Unum Group
5.63% due 09/15/20	10,000	10,161
Ventas Realty, LP
3.13% due 11/30/15	10,000	9,701
Travelers Companies, Inc.
3.90% due 11/01/20	10,000	9,481
UnumProvident Finance Company plc
6.85% due 11/15/15[5,6]	5,000	5,565

		3,475,706

Telecommunication Services - 1.5%
AT&T, Inc.
5.63% due 06/15/16	50,000	55,932
6.45% due 06/15/34	50,000	51,471
NBCUniversal Media LLC
5.15% due 04/30/20[5,6]	60,000	61,839
5.95% due 04/01/41[5,6]	20,000	19,165
Telefonica Emisiones SAU
6.22% due 07/03/17	35,000	38,182
3.99% due 02/16/16	25,000	25,121
5.88% due 07/15/19	15,000	15,774
Telecom Italia Capital S.A.
6.18% due 06/18/14	30,000	32,211
5.25% due 11/15/13	30,000	31,678
Historic TW, Inc.
6.88% due 06/15/18	50,000	57,476
Sprint Nextel Corp.
8.38% due 08/15/17	50,000	55,687
Intelsat Jackson Holdings S.A.
8.50% due 11/01/19[5,6]	50,000	53,750
Univision Communications, Inc.
7.88% due 11/01/20[5,6]	25,000	26,438
8.50% due 05/15/21[5,6]	25,000	25,875
News America, Inc.
6.40% due 12/15/35	45,000	46,298
6.15% due 03/01/37	5,000	4,954
America Movil S.A. de CV
6.38% due 03/01/35	45,000	48,516
COX Communications, Inc.
7.13% due 10/01/12	20,000	21,711
8.38% due 03/01/39[5,6]	10,000	12,694
6.25% due 06/01/18[5,6]	10,000	11,150
Verizon Global Funding Corp.
7.75% due 12/01/30	35,000	42,156
Crown Castle Towers LLC
6.11% due 01/15/20[5,6]	38,000	41,186
American Tower Corp.
7.25% due 05/15/19	28,000	31,473
Digicel Ltd.
12.00% due 04/01/14[5,6]	25,000	29,313
NII Capital Corp.
10.00% due 08/15/16	25,000	28,500
Videotron Ltee
9.13% due 04/15/18	25,000	28,063
CSC Holdings LLC
8.50% due 04/15/14	25,000	28,031
SBA Telecommunications, Inc.
8.25% due 08/15/19	25,000	27,625
UPC Holding BV
9.88% due 04/15/18[5,6]	25,000	27,625
CC Holdings GS V LLC
7.75% due 05/01/17[5,6]	25,000	27,250
Clearwire Communications LLC
12.00% due 12/01/15[5,6]	25,000	27,000
Sprint Capital Corp.
8.75% due 03/15/32	25,000	26,594
Cricket Communications, Inc.
7.75% due 05/15/16	25,000	26,563
Windstream Corp.
8.63% due 08/01/16	25,000	26,500
CommScope, Inc.
8.25% due 01/15/19[5,6]	25,000	26,125
CCO Holdings LLC
7.25% due 10/30/17	25,000	26,125
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63% due 11/15/17[5,6]	25,000	26,063
Avaya, Inc.
10.13% due 11/01/15	25,000	25,563
West Corp.
7.88% due 01/15/19[5,6]	25,000	25,469
TCM Sub LLC
3.55% due 01/15/15[5,6]	25,000	25,307
Level 3 Financing, Inc.
9.38% due 04/01/19[5,6]	25,000	24,188
Discovery Communications LLC
3.70% due 06/01/15	20,000	20,661

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Telecommunication Services - 1.5% (continued)
Nielsen Finance LLC
11.63% due 02/01/14	$16,000	$18,840
DIRECTV Holdings LLC
5.88% due 10/01/19	15,000	16,218
Comcast Cable Communications Holdings, Inc.
8.38% due 03/15/13	11,000	12,397

		1,360,757

Energy - 1.9%
Pemex Project Funding Master Trust
5.75% due 03/01/18	80,000	84,641
Petrobras International Finance Co.
5.88% due 03/01/18	35,000	37,074
7.88% due 03/15/19	15,000	17,611
5.75% due 01/20/20	10,000	10,316
Valero Energy Corp.
6.13% due 06/15/17	55,000	60,815
Williams Partners, LP
6.30% due 04/15/40	25,000	25,961
4.13% due 11/15/20	20,000	19,038
Buckeye Partners, LP
5.50% due 08/15/19	25,000	25,930
6.05% due 01/15/18	15,000	16,417
Enterprise Products Operating LLC
7.55% due 04/15/38	15,000	17,594
3.20% due 02/01/16	15,000	14,906
5.95% due 02/01/41	10,000	9,727
Hess Corp.
7.88% due 10/01/29	20,000	24,695
6.00% due 01/15/40	15,000	15,163
Marathon Oil Corp.
6.00% due 10/01/17	35,000	39,387
Plains All American Pipeline, LP
5.75% due 01/15/20	20,000	21,406
6.50% due 05/01/18	15,000	16,862
EOG Resources, Inc.
5.88% due 09/15/17	25,000	27,969
2.50% due 02/01/16	10,000	9,763
Canadian Natural Resources Ltd.
6.25% due 03/15/38	35,000	37,693
Apache Corp.
5.10% due 09/01/40	40,000	37,185
Weatherford International Ltd.
6.75% due 09/15/40	35,000	36,280
Ensco plc
3.25% due 03/15/16	35,000	34,871
Talisman Energy, Inc.
3.75% due 02/01/21	35,000	32,552
Anadarko Petroleum Corp.
8.70% due 03/15/19	20,000	24,497
6.38% due 09/15/17	5,000	5,503
Petrohawk Energy Corp.
10.50% due 08/01/14	25,000	28,719
Southwestern Energy Co.
7.50% due 02/01/18	25,000	28,344
Cie Generale de Geophysique — Veritas
9.50% due 05/15/16	25,000	27,875
Antero Resources Finance Corp.
9.38% due 12/01/17	25,000	27,250
Quicksilver Resources, Inc.
9.13% due 08/15/19	25,000	27,219
Energy Transfer Equity, LP
7.50% due 10/15/20	25,000	27,189
Diamond Offshore Drilling, Inc.
5.15% due 09/01/14	25,000	27,103
Regency Energy Partners, LP
6.88% due 12/01/18	25,000	26,625
Kinder Morgan, Inc.
6.50% due 09/01/12	25,000	26,500
Connacher Oil and Gas Ltd.
10.25% due 12/15/15[5,6]	25,000	26,500
Concho Resources, Inc.
7.00% due 01/15/21	25,000	26,313
Berry Petroleum Co.
6.75% due 11/01/20	25,000	25,781
SM Energy Company
6.63% due 02/15/19[5,6]	25,000	25,656
Exterran Holdings, Inc.
7.25% due 12/01/18[5,6]	25,000	25,500
MEG Energy Corporation
6.50% due 03/15/21[5,6]	25,000	25,406
Petroplus Finance, Ltd.
9.38% due 09/15/19[5,6]	25,000	25,313
Texas Gas Transmission LLC
5.50% due 04/01/13[5,6]	23,000	24,491
Magellan Midstream Partners, LP
6.55% due 07/15/19	20,000	22,806
BP Capital Markets plc
3.13% due 10/01/15	20,000	20,112
Noble Energy, Inc.
6.00% due 03/01/41	20,000	20,087
ONEOK Partners, LP
3.25% due 02/01/16	20,000	19,901
Enbridge Energy Partners, LP
5.20% due 03/15/20	10,000	10,395
5.50% due 09/15/40	10,000	9,328
NuStar Logistics, LP
4.80% due 09/01/20	20,000	19,672
Noble Holding International, Ltd.
6.05% due 03/01/41	15,000	14,921
El Paso Natural Gas Co.
5.95% due 04/15/17	13,000	14,308
Nabors Industries, Inc.
6.15% due 02/15/18	10,000	10,948
Enogex LLC
6.25% due 03/15/20[5,6]	10,000	10,740

		1,328,858

Consumer Discretionary - 0.8%
MDC Holdings, Inc.
5.50% due 05/15/13	55,000	56,991
Sirius XM Radio, Inc.
8.75% due 04/01/15[5,6]	50,000	56,251

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Consumer Discretionary - 0.8% (continued)
DIRECTV Holdings LLC
7.63% due 05/15/16	$25,000	$27,563
3.55% due 03/15/15	25,000	25,544
Comcast Corp.
5.70% due 05/15/18	40,000	43,541
Home Depot, Inc.
5.40% due 03/01/16	35,000	38,703
O’Reilly Automotive, Inc.
4.88% due 01/14/21	30,000	29,673
MGM Resorts International
10.38% due 05/15/14	25,000	28,625
Caesars Entertainment Operating Company, Inc.
11.25% due 06/01/17	25,000	28,406
McClatchy Co.
11.50% due 02/15/17	25,000	28,125
British Sky Broadcasting Group plc
6.10% due 02/15/18[5,6]	25,000	27,798
Ticketmaster Entertainment LLC
10.75% due 08/01/16	25,000	27,313
Allison Transmission, Inc.
11.25% due 11/01/15[5,6]	25,000	27,156
DineEquity, Inc.
9.50% due 10/30/18[5,6]	25,000	27,125
QVC, Inc.
7.50% due 10/01/19[5,6]	25,000	26,250
Inergy, LP
6.88% due 08/01/21[5,6]	25,000	26,063
Ameristar Casinos, Inc.
7.50% due 04/15/21[5,6,7]	25,000	24,781
Hanesbrands, Inc.
6.38% due 12/15/20	25,000	24,375
Claire’s Stores, Inc.
8.88% due 03/15/19[5,6]	25,000	23,875
Time Warner, Inc.
7.70% due 05/01/32	20,000	23,323
Macy’s Retail Holdings, Inc.
5.35% due 03/15/12	20,000	20,600
Omnicom Group, Inc.
4.45% due 08/15/20	20,000	19,698
Dunkin Finance Corp.
9.63% due 12/01/18[5,6]	19,000	19,356
Grupo Televisa S.A.
6.63% due 01/15/40	15,000	15,893

		697,028

Utilities - 0.9%
Public Service Electric & Gas Co.
5.70% due 12/01/36	50,000	51,236
PacifiCorp
6.25% due 10/15/37	40,000	44,231
Tampa Electric Co.
6.15% due 05/15/37	40,000	43,472
Constellation Energy Group, Inc.
5.15% due 12/01/20	35,000	34,725
Black Hills Corp.
6.50% due 05/15/13	30,000	32,256
Nevada Power Co.
7.13% due 03/15/19	25,000	29,426
Allegheny Energy Supply Company LLC
6.75% due 10/15/39[5,6]	30,000	28,484
Consumers Energy Co.
6.00% due 02/15/14	25,000	27,759
AES Corp.
7.75% due 03/01/14	25,000	27,000
Georgia Power Co.
4.75% due 09/01/40	30,000	26,866
Westar Energy, Inc.
5.10% due 07/15/20	25,000	26,215
Appalachian Power Co.
6.38% due 04/01/36	25,000	26,146
GenOn Energy, Inc.
9.50% due 10/15/18[5,6]	25,000	26,000
Massachusetts Electric Co.
5.90% due 11/15/39[5,6]	25,000	25,996
NRG Energy, Inc.
7.63% due 01/15/18[5,6]	25,000	25,938
Calpine Corp.
7.50% due 02/15/21[5,6]	25,000	25,875
Progress Energy, Inc.
4.40% due 01/15/21	25,000	24,814
Teco Finance, Inc.
5.15% due 03/15/20	20,000	20,718
LG&E and KU Energy LLC
2.13% due 11/15/15[5,6]	20,000	19,018
West Penn Power Co.
5.95% due 12/15/17[5,6]	15,000	16,489
Public Service Company of Oklahoma
5.15% due 12/01/19	15,000	15,797
Exelon Generation Company LLC
6.25% due 10/01/39	15,000	14,672
Dominion Resources, Inc.
2.25% due 09/01/15	15,000	14,581
Northern States Power Co.
5.35% due 11/01/39	14,000	14,065
Nisource Finance Corp.
6.25% due 12/15/40	10,000	10,210
CenterPoint Energy Resources Corp.
5.85% due 01/15/41[5,6]	10,000	9,904
AGL Capital Corp.
5.25% due 08/15/19	5,000	5,265

		667,158

Materials - 1.1%
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	70,000	77,175
Dow Chemical Co.
8.55% due 05/15/19	40,000	50,561
2.50% due 02/15/16	15,000	14,439
Lyondell Chemical Co.
11.00% due 05/01/18	25,000	28,062
8.00% due 11/01/17[5,6]	25,000	27,563

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Materials - 1.1% (continued)
Celulosa Arauco y Constitucion S.A.
5.13% due 07/09/13	$40,000	$42,027
5.00% due 01/21/21[5,6]	10,000	9,867
ArcelorMittal
3.75% due 08/05/15	45,000	45,446
Teck Resources Ltd.
10.25% due 05/15/16	15,000	18,038
9.75% due 05/15/14	10,000	12,150
Solutia, Inc.
8.75% due 11/01/17	25,000	27,500
Ball Corp.
7.13% due 09/01/16	25,000	27,344
Huntsman International LLC
8.63% due 03/15/21[5,6]	25,000	27,250
Momentive Performance Materials, Inc.
11.50% due 12/01/16	25,000	26,813
Steel Dynamics, Inc.
7.38% due 11/01/12	25,000	26,624
Georgia-Pacific LLC
7.13% due 01/15/17[5,6]	25,000	26,531
Ryerson Holding Corp.
0.00% due 02/01/15	50,000	26,375
FMG Resources August 2006 Pty, Ltd.
7.00% due 11/01/15[5,6]	25,000	25,938
JMC Steel Group
8.25% due 03/15/18[5,6]	25,000	25,563
Cliffs Natural Resources, Inc.
4.88% due 04/01/21	25,000	24,659
Allegheny Technologies, Inc.
5.95% due 01/15/21	20,000	21,058
AngloGold Ashanti Holdings plc
5.38% due 04/15/20	20,000	20,287
Southern Copper Co.
5.38% due 04/16/20	5,000	5,083

		636,353

Industrials - 0.7%
International Lease Finance Corp.
8.25% due 12/15/20	50,000	54,812
8.88% due 09/15/15[5,6]	25,000	27,500
6.63% due 11/15/13	25,000	25,875
Waste Management, Inc.
6.10% due 03/15/18	40,000	44,618
Delta Air Lines, Inc.
12.25% due 03/15/15[5,6]	25,000	28,000
7.75% due 12/17/19	9,762	10,689
Continental Airlines, Inc.
6.75% due 09/15/15[5,6]	25,000	25,218
7.25% due 11/10/19	9,724	10,502
Case New Holland, Inc.
7.75% due 09/01/13	25,000	27,219
Spirit Aerosystems, Inc.
7.50% due 10/01/17	25,000	26,875
TransDigm, Inc.
7.75% due 12/15/18[5,6]	25,000	26,844
Associated Materials LLC
9.13% due 11/01/17[5,6]	25,000	26,750
Florida East Coast Railway Corp.
8.13% due 02/01/17[5,6]	25,000	26,094
Ply Gem Industries, Inc.
8.25% due 02/15/18[5,6]	25,000	25,688
Russel Metals, Inc.
6.38% due 03/01/14	25,000	25,219
L-3 Communications Corp.
4.75% due 07/15/20	25,000	24,898
Commercial Vehicle Group, Inc.
13.00% due 02/15/13 [7,9]	22,768	24,362
Burlington Northern Santa Fe LLC
5.05% due 03/01/41	25,000	23,014
Roper Industries, Inc.
6.25% due 09/01/19	20,000	22,058
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/19[5,6]	20,000	20,961
Southwest Airlines Co.
5.13% due 03/01/17	20,000	20,746
GATX Corp.
3.50% due 07/15/16	15,000	14,818
Cooper US, Inc.
2.38% due 01/15/16	15,000	14,723
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95% due 05/23/19	10,000	10,000
Continental Airlines 2010-1 Class A Pass Through Trust
4.75% due 01/12/21	10,000	9,800
Delta Air Lines 2011-1 Pass Through Trust
5.30% due 04/15/19	5,000	5,038

		602,321

Health Care - 0.4%
HCA, Inc.
9.25% due 11/15/16	50,000	53,812
Life Technologies Corp.
4.40% due 03/01/15	20,000	20,870
3.50% due 01/15/16	20,000	19,938
Bausch & Lomb, Inc.
9.88% due 11/01/15	25,000	26,813
CHS
8.88% due 07/15/15	25,000	26,375
Warner Chilcott Company LLC
7.75% due 09/15/18[5,6]	25,000	26,188
Giant Funding Corp.
8.25% due 02/01/18[5,6]	25,000	25,656
DaVita, Inc.
6.38% due 11/01/18	25,000	25,250
Accellent, Inc.
10.00% due 11/01/17[5,6]	25,000	25,000
Cardinal Health, Inc.
4.63% due 12/15/20	25,000	24,865
Valeant Pharmaceuticals International
7.00% due 10/01/20[5,6]	25,000	24,250
UnitedHealth Group, Inc.
4.70% due 02/15/21	10,000	10,110
3.88% due 10/15/20	10,000	9,520

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 12.6% (continued)
Health Care - 0.4% (continued)
Express Scripts, Inc.
6.25% due 06/15/14	$15,000	$16,664
Agilent Technologies, Inc.
5.00% due 07/15/20	10,000	10,223
Medco Health Solutions, Inc.
2.75% due 09/15/15	10,000	9,897
WellPoint, Inc.
4.35% due 08/15/20	5,000	4,988

		360,419

Consumer Staples - 0.3%
Altria Group, Inc.
4.13% due 09/11/15	45,000	46,783
8.50% due 11/10/13	25,000	29,155
9.25% due 08/06/19	5,000	6,525
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 11/15/14	60,000	66,118
Coca-Cola Co.
1.50% due 11/15/15	40,000	38,285
Reynolds American, Inc.
7.25% due 06/01/13	30,000	33,557
Rite Aid Corp.
10.25% due 10/15/19	25,000	27,344
US Foodservice
10.25% due 06/30/15[5,6]	25,000	26,281
Reynolds Group Issuer, Inc.
7.13% due 04/15/19[5,6]	25,000	25,625
Blue Merger Sub, Inc.
7.63% due 02/15/19[5,6]	25,000	25,344
Bunge North America Finance, LP
5.90% due 04/01/17	20,000	21,228
Bunge, Ltd. Finance Corp.
4.10% due 03/15/16	10,000	10,025

		356,270

Information Technology - 0.4%
Xerox Corp.
6.75% due 02/01/17	100,000	114,815
6.35% due 05/15/18	25,000	28,267
5.50% due 05/15/12	15,000	15,692
First Data Corp.
12.63% due 01/15/21[5,6]	25,000	27,125
CDW LLC
8.00% due 12/15/18[5,6]	25,000	26,374
Seagate Technology HDD Holdings
6.80% due 10/01/16	25,000	26,219
MEMC Electronic Materials, Inc.
7.75% due 04/01/19[5,6]	25,000	25,594
Broadcom Corp.
2.38% due 11/01/15[5,6]	10,000	9,660

		273,746

Total Corporate Bonds (Cost $9,266,826)		9,758,616

FOREIGN GOVERNMENT BONDS†† - 0.2%
South Africa Government International Bond
6.50% due 06/02/14	65,000	72,638
Mexico Government International Bond
6.38% due 01/16/13	45,000	48,938
Brazilian Government International Bond
11.00% due 08/17/40	35,000	47,023
Poland Government International Bond
3.88% due 07/16/15	20,000	20,215

Total Foreign Government Bonds (Cost $169,889)		188,814

U.S. GOVERNMENT SECURITIES† - 5.2%
U.S. Treasury Notes
1.75% due 08/15/12	1,240,000	1,261,506
1.00% due 08/31/11	785,000	787,699
2.25% due 05/31/14	630,000	647,670
2.63% due 07/31/14	390,000	405,113
2.63% due 04/30/16	455,000	463,033
U.S. Treasury Bonds
4.63% due 02/15/40	410,000	418,072
6.75% due 08/15/26	30,000	39,211

Total U.S. Government Securities (Cost $4,007,757)		4,022,304

ASSET BACKED SECURITIES†† - 0.9%
GE Capital Credit Card Master Note Trust
3.69% due 07/15/15	114,000	118,030
CNH Wholesale Master Note Trust
1.97% due 07/15/15[1,5,6]	100,000	101,214
GE Equipment Midticket LLC
1.47% due 07/14/15[5,6]	100,000	99,234
World Financial Network Credit Card Master Trust
4.66% due 05/15/17	85,000	89,521
Ally Auto Receivables Trust
4.06% due 05/16/16[5,6]	60,000	62,173
Navistar Financial Corporation Owner Trust
4.17% due 10/20/14[5,6]	50,000	51,291
WF-RBS Commercial Mortgage Trust
5.17% due 02/15/44[1,5,6]	50,000	50,651
Marriott Vacation Club Owner Trust
5.74% due 04/20/28[5,6]	40,167	41,981
AmeriCredit Automobile Receivables Trust
2.73% due 03/09/15	34,000	34,565
CarMax Auto Owner Trust
5.18% due 12/15/16	25,000	27,013

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 0.9% (continued)
Countrywide Asset-Backed Certificates
1.85% due 01/25/34[1]	$19,570	$13,998
Chase Funding Mortgage Loan Asset-Backed Certificates
5.60% due 09/25/31	5,846	4,279

Total Asset Backed Securities (Cost $682,795)		693,950

MUNICIPAL BONDS†† - 0.8%
California - 0.2%
East Bay Municipal Utility District Revenue Bonds
5.87% due 06/01/40	40,000	39,654
Bay Area Toll Authority Revenue Bonds
6.26% due 04/01/49	25,000	25,125
Los Angeles Department of Airports Revenue Bonds
7.05% due 05/15/40	20,000	20,626
District of Columbia Revenue Bonds
5.25% due 12/01/34	20,000	20,488
Tompkins County Industrial Development Agency Revenue Bonds
5.00% due 07/01/37	20,000	19,969
Regional Transportation District Revenue Bonds
5.00% due 11/01/38	20,000	19,618
San Diego County Water Authority Revenue Bonds
6.14% due 05/01/49	15,000	14,878

		160,358

Illinois - 0.1%
Greater Chicago Metropolitan Water Reclamation District General Obligation Limited
5.72% due 12/01/38	40,000	39,483
Chicago Transit Authority Revenue Bonds
6.90% due 12/01/40	30,000	29,426
City of Chicago Illinois Revenue Bonds
6.40% due 01/01/40	20,000	19,188

		88,097

Virginia - 0.1%
University of Virginia Revenue Bonds
5.00% due 09/01/40	45,000	42,441
Virginia Public Building Authority Revenue Bonds
5.90% due 08/01/30	35,000	36,994
Virginia Commonwealth Transportation Board Revenue Bonds
5.35% due 05/15/35	5,000	4,848

		84,283

New York - 0.1%
New York City Transitional Finance Authority Revenue Bonds
5.51% due 08/01/37	45,000	43,786
New York City Housing Development Corporation Revenue Bonds
6.42% due 11/01/27	25,000	25,695
Metropolitan Transportation Authority Revenue Bonds
7.34% due 11/15/39	10,000	11,337
City of New York NY
5.85% due 06/01/40	10,000	9,785

		90,603

Maryland - 0.1%
Maryland State Transportation Authority Revenue Bonds
5.75% due 07/01/41	40,000	40,518
5.89% due 07/01/43	20,000	20,711

		61,229

Florida - 0.1%
Florida State Board of Education Revenue Bonds
5.00% due 07/01/20	50,000	53,469

Utah - 0.1%
Utah Transit Authority Revenue Bonds
5.94% due 06/15/39	40,000	41,708

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50% due 05/01/34	30,000	28,782

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89% due 06/01/27	15,000	15,697

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59% due 12/01/34	10,000	10,026

Texas - 0.0%
Texas State Transportation Commission Revenue Bonds
5.18% due 04/01/30	10,000	9,828

Total Municipal Bonds (Cost $658,719)		$644,080

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

	Face
	Amount	Value
FEDERAL AGENCY NOTE†† - 0.0%
Federal Home Loan Bank[8]
5.60% due 06/28/11	$10,000	$10,129

Total Federal Agency Note (Cost $10,000)		10,129

Total Investments - 99.6% (Cost $67,531,798)		$77,197,780
Cash & Other Assets, Less Liabilities - 0.4%		345,583

Total Net Assets - 100.0%		$77,543,363

INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	82.9	$64,271,674
United Kingdom	3.2	2,459,210
Japan	2.7	2,077,335
France	1.6	1,241,885
Switzerland	1.2	940,819
Australia	1.0	802,300
Germany	1.0	759,684
Canada	0.8	614,349
Ireland	0.6	465,658
Sweden	0.5	382,103
Spain	0.4	319,544
Bermuda	0.4	290,884
Norway	0.3	245,990
Netherlands	0.3	244,878
Mexico	0.3	234,588
Italy	0.3	231,269
China	0.3	220,904
Luxembourg	0.2	184,046
Brazil	0.2	177,409
Singapore	0.2	159,991
Panama	0.2	149,782
Hong Kong	0.2	141,592
Cayman Islands	0.1	79,922
South Africa	0.1	72,638
Belgium	0.1	69,340
Taiwan, Province of China	0.1	60,266
Finland	0.1	53,153
Chile	0.1	51,894
Republic of Korea	0.1	47,655
Austria	0.1	42,188
Denmark	0.0	37,629
Poland	0.0	20,215
Virgin Islands (UK)	0.0	17,609
Israel	0.0	15,315
Puerto Rico	0.0	11,174
Liberia	0.0	2,888

Total Investments	99.6%	$77,197,780

*	Non-income producing security

†	Value determined based on Level 1 inputs, except otherwise noted — See Note 2.

Schedule of Investments
March 31, 2011 (Unaudited)	SBL N (Managed Asset Allocation Series)

††	Value determined based on Level 2 inputs — See Note 2.

1	Variable rate security. Rate indicated is rate effective at March 31, 2011.

2	Perpetual maturity.

3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

4	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2011.

5	Security was acquired through a private placement.

6	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,508,549 (cost $2,417,482), or 3.2% of total net assets.

7	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $24,911, (cost $24,911), or 0.03% of total net assets.

8	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

9	Illiquid security.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments
March 31, 2011 (Unaudited)	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS† - 98.5%
Energy - 17.3%
Chevron Corp.	41,200	$4,426,116
Williams Companies, Inc.	121,300	3,782,134
ConocoPhillips	45,900	3,665,574
McDermott International, Inc.*	119,800	3,041,722
Global Industries Ltd.*	203,002	1,987,390
Halliburton Co.	39,400	1,963,696
Apache Corp.	14,200	1,859,064
Exxon Mobil Corp.	19,300	1,623,709
Southern Union Co.	50,900	1,456,758
Chesapeake Energy Corp.	42,000	1,407,840
Gulfport Energy Corp.*	31,900	1,153,185
SandRidge Energy, Inc.*	87,511	1,120,141
Plains Exploration & Production Co.*	26,960	976,761
Goodrich Petroleum Corp.*	30,046	667,622
USEC, Inc.*	124,070	545,908
Resolute Energy Corp.*	10,839	196,619

Total Energy		29,874,239

Financials - 17.1%
Berkshire Hathaway, Inc. — Class B*	42,900	3,587,727
AON Corp.	63,300	3,352,368
Wells Fargo & Co.	102,633	3,253,466
JPMorgan Chase & Co.	56,000	2,581,600
Bank of New York Mellon Corp.	86,200	2,574,794
U.S. Bancorp	82,317	2,175,638
W.R. Berkley Corp.	58,300	1,877,843
BB&T Corp.	62,400	1,712,881
Hanover Insurance Group, Inc.	37,700	1,705,925
American Financial Group, Inc.	47,800	1,673,956
Alleghany Corp.*	3,714	1,229,200
Reinsurance Group of America, Inc. — Class A	13,420	842,507
Employers Holdings, Inc.	33,000	681,780
RenaissanceRe Holdings Ltd.	6,450	444,986
Transatlantic Holdings, Inc.	9,000	438,030
Associated Banc-Corp.[1]	27,846	413,513
First Marblehead Corp.*	153,005	336,611
First Horizon National Corp.	27,204	304,959
Old National Bancorp	19,545	209,522
Wilmington Trust Corp.	35,000	158,200

Total Financials		29,555,506

Industrials - 16.4%
Equifax, Inc.	153,600	5,967,360
United Technologies Corp.	40,400	3,419,860
Babcock & Wilcox Co.*	72,900	2,433,402
Quanta Services, Inc.*	73,000	1,637,390
GeoEye, Inc.*	33,900	1,409,562
Parker Hannifin Corp.	14,000	1,325,520
USG Corp.*	79,100	1,317,806
General Cable Corp.*,1	28,000	1,212,400
FedEx Corp.	12,600	1,178,730
Covanta Holding Corp.	67,000	1,144,360
Trex Company, Inc.*	34,800	1,135,176
URS Corp.*	23,200	1,068,360
Insituform Technologies, Inc. — Class A*	37,300	997,775
Orbital Sciences Corp.*	48,821	923,693
FTI Consulting, Inc.*	17,740	679,974
Saia, Inc.*	39,000	639,210
Navigant Consulting, Inc.*	58,500	584,415
Force Protection, Inc.*	103,589	507,586
Insperity, Inc.	13,273	403,234
ICF International, Inc.*	11,100	227,994
United Stationers, Inc.	2,495	177,270

Total Industrials		28,391,077

Information Technology - 12.2%
Western Union Co.	210,500	4,372,085
TE Connectivity, Ltd.	115,600	4,025,192
Computer Sciences Corp.	71,900	3,503,687
Hewlett-Packard Co.	63,352	2,595,531
IXYS Corp.*	176,300	2,367,709
Maxwell Technologies, Inc.*	68,700	1,186,449
Power-One, Inc.*,1	131,256	1,148,490
Symmetricom, Inc.*	129,300	792,609
Synopsys, Inc.*	21,100	583,415
Satyam Computer Services Ltd. ADR*	164,036	495,389

Total Information Technology		21,070,556

Consumer Discretionary - 10.5%
Lowe’s Companies, Inc.	188,000	4,968,840
Time Warner, Inc.	98,466	3,515,236
Cabela’s, Inc.*	79,237	1,981,717
Maidenform Brands, Inc.*	37,600	1,074,232
Chico’s FAS, Inc.	70,000	1,043,000
Best Buy Company, Inc.	32,300	927,656
Penn National Gaming, Inc.*	23,500	870,910
Brown Shoe Company, Inc.	52,392	640,230
Apollo Group, Inc. — Class A*	13,290	554,326
JC Penney Company, Inc.	12,700	456,057
Jack in the Box, Inc.*	20,000	453,600
Hanesbrands, Inc.*	15,120	408,845
DeVry, Inc.	7,270	400,359
Scholastic Corp.	14,500	392,080
Fortune Brands, Inc.	6,000	371,340
Fred’s, Inc. — Class A	12,550	167,166

Total Consumer Discretionary		18,225,594

Consumer Staples - 8.2%
Wal-Mart Stores, Inc.[1]	62,500	3,253,125
CVS Caremark Corp.	78,600	2,697,552
Hormel Foods Corp.	84,200	2,344,128
Kraft Foods, Inc. — Class A	53,700	1,684,032
JM Smucker Co.	23,300	1,663,387
Bunge Ltd.	22,900	1,656,357
Ralcorp Holdings, Inc.*	13,400	916,962

Total Consumer Staples		14,215,543

Health Care - 6.4%
Hospira, Inc.*	46,600	2,572,320
Covidien plc	49,500	2,571,030
Aetna, Inc.	39,900	1,493,457
Mednax, Inc.*	17,500	1,165,675
RehabCare Group, Inc.*	27,100	999,177
Forest Laboratories, Inc.*	24,550	792,965
Merck & Company, Inc.	16,493	544,434
Hologic, Inc.*	24,443	542,635

Schedule of Investments
March 31, 2011 (Unaudited)	SBL O (All Cap Value Series)

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Health Care - 6.4% (continued)
Medco Health Solutions, Inc.*	7,200	$404,352

Total Health Care		11,086,045

Materials - 5.3%
Dow Chemical Co.	72,700	2,744,425
Bemis Company, Inc.	58,700	1,925,947
Louisiana-Pacific Corp.*	164,000	1,722,000
Sonoco Products Co.	29,900	1,083,277
Owens-Illinois, Inc.*	28,280	853,773
Zoltek Companies, Inc.*	30,900	414,987
HB Fuller Co.	15,518	333,327

Total Materials		9,077,736

Utilities - 3.9%
Edison International	81,300	2,974,768
Great Plains Energy, Inc.	47,192	944,784
Black Hills Corp.	22,000	735,680
NRG Energy, Inc.*	30,800	663,432
Allete, Inc.	15,618	608,633
American Water Works Company, Inc.	15,000	420,750
MDU Resources Group, Inc.	13,819	317,422

Total Utilities		6,665,469

Telecommunication Services - 1.2%
Windstream Corp.	155,800	2,005,146

Total Common Stocks (Cost $143,878,277)		170,166,911

Total Long Investments - 98.5% (Cost $143,878,277)		$170,166,911

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	152	(760)
General Cable Corp. Expiring May 2011 with strike price of $50.00	280	(7,000)
Associated Banc-Corp. Expiring June 2011 with strike price of $15.00	126	(10,080)

Total Call Options		(17,840)

Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	285	(27,645)
Computer Sciences Corp. Expiring June 2011 with strike price of $50.00	168	(55,440)

Total Put Options		(83,085)
Total Options Written (Premiums received $172,131)		$(100,925)

Cash & Other Assets, Less Liabilities - 1.6%		2,837,382

Total Net Assets - 100.0%		$172,903,368

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

Schedule of Investments
March 31, 2011 (Unaudited)	SBL O (All Cap Value Series)

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL P (High Yield Series)

	Shares	Value
COMMON STOCKS† - 0.9%
Energy - 0.6%
Stallion Oilfield Holdings Ltd.*,†††,1,2,3	19,265	$698,356
SemGroup Corp. — Class A*	4,398	123,848

Total Energy		822,204

Financials - 0.3%
CIT Group, Inc.*	7,613	323,933
Capitol Federal Financial, Inc.	10,000	112,700
Bimini Capital Management REIT, Inc. — Class A	10,740	8,270

Total Financials		444,903

Industrials - 0.0%
Delta Air Lines, Inc.*	2,409	23,608
Atlas Air Worldwide Holdings, Inc.*	57	3,974

Total Industrials		27,582

Information Technology - 0.0%
Viasystems Group, Inc.*	100	2,729

Consumer Discretionary - 0.0%
Adelphia Recovery Trust	5,270	198

Health Care - 0.0%
MEDIQ, Inc.*,††,1,2	92	1

Total Common Stocks (Cost $1,288,907)		1,297,617

PREFERRED STOCKS - 0.9%
Citigroup Capital XIII
7.88% due 10/30/40†,5	25,000	685,000
Sears Holdings Corp.
7.40% due 02/01/43†	18,320	314,875
7.00% due 07/15/42*,†	6,510	112,094
Fannie Mae
8.25%*,†,6,8	28,000	47,600
4.38% due 05/13/11*,†,6	7,000	6,090
Freddie Mac
8.38% due 12/31/12*,†,6	28,000	47,600
U.S. Shipping Corp. *,†††,1,2	24,529	24,529

Total Preferred Stocks (Cost $3,595,479)		1,237,788

WARRANTS†† - 0.0%
Energy - 0.0%
SemGroup Corp. 2014†††,1,2	4,630	46,300

Consumer Discretionary - 0.0%
Reader’s Digest Association, Inc. †††,1,2	478	1,195

Total Warrants (Cost $23,150)		47,495

	Face
	Amount	Value
CORPORATE BONDS†† - 81.8%
Financials - 20.9%
Nelnet, Inc.
7.40% due 09/29/36[5]	$4,250,000	$3,743,012
CIT Group, Inc.
7.00% due 05/01/17	2,559,568	2,562,767
7.00% due 05/01/16	221,119	221,395
7.00% due 05/01/14	132,672	135,160
7.00% due 05/01/15	132,672	133,833
7.00% due 05/01/13	45,990	46,852
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,135,182
7.00% due 04/15/15	1,000,000	1,082,426
8.13% due 01/15/20	400,000	458,175
Nuveen Investments, Inc.
10.50% due 11/15/15[3,7]	2,600,000	2,670,250
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,776,674
6.75% due 12/01/14	650,000	682,637
Hospitality Properties Trust
6.70% due 01/15/18	2,150,000	2,308,124
E*Trade Financial Corp.
7.88% due 12/01/15	2,150,000	2,176,875
Forest City Enterprises, Inc.
7.63% due 06/01/15	1,750,000	1,688,750
CNL Income Properties, Inc.
7.25% due 04/15/19[1,3,7]	1,700,000	1,687,233
Pinnacle Foods Finance LLC
9.25% due 04/01/15	900,000	939,375
8.25% due 09/01/17	500,000	522,500
Rabobank Capital Funding Trust II
5.26% [3,5,7,8]	1,400,000	1,390,008
Nationwide Mutual Insurance Co.
8.25% due 12/01/31[3,7]	900,000	974,168
Icahn Enterprises LP
8.00% due 01/15/18	750,000	770,625
Progress Capital Trust I
10.50% due 06/01/27	700,000	722,827
UPCB Finance III, Ltd.
6.63% due 07/01/20[3,7]	500,000	490,000
Lazard Group LLC
6.85% due 06/15/17	400,000	425,808
USI Holdings Corp.
9.75% due 05/15/15[3,7]	100,000	102,500
FCB Capital Trust I
8.05% due 03/01/28	75,000	74,012

		28,921,168

Consumer Discretionary - 12.4%
Penske Automotive Group, Inc.
7.75% due 12/15/16	2,500,000	2,584,375
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	2,180,000	2,218,149
Neiman Marcus Group, Inc.
10.38% due 10/15/15	1,750,000	1,844,062
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,7]	1,500,000	1,492,500
Mohegan Tribal Gaming Authority
7.13% due 08/15/14	1,750,000	1,321,250
Travelport LLC
9.88% due 09/01/14	1,325,000	1,290,219

Schedule of Investments
March 31, 2011 (Unaudited)	SBL P (High Yield Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 81.8% (continued)
Consumer Discretionary - 12.4% (continued)
Easton-Bell Sports, Inc.
9.75% due 12/01/16	$1,125,000	$1,265,625
AMC Entertainment, Inc.
8.00% due 03/01/14	1,000,000	1,011,250
Hanesbrands, Inc.
8.00% due 12/15/16	750,000	812,813
3.83% due 12/15/14[5]	150,000	149,250
General Nutrition Centers, Inc.
5.75% due 03/15/14[5]	850,000	850,000
Regal Cinemas Corp.
8.63% due 07/15/19	750,000	805,313
Boyd Gaming Corp.
7.13% due 02/01/16	800,000	762,000
Inergy, LP
7.00% due 10/01/18[3,7]	300,000	312,000
Fisher Communications, Inc.
8.63% due 09/15/14	250,000	256,563
Baker & Taylor, Inc.
11.50% due 07/01/13[3,7]	150,000	129,750
Metaldyne Corp.
11.00% due 06/15/12†††,1,2,9	1,000,000	—

		17,105,119

Industrials - 11.1%
GeoEye, Inc.
8.63% due 10/01/16	3,000,000	3,195,000
International Lease Finance Corp.
5.65% due 06/01/14	2,000,000	2,010,000
9.00% due 03/15/17[3,7]	1,000,000	1,125,000
KAR Auction Services, Inc.
8.75% due 05/01/14	2,000,000	2,065,000
Air Canada
12.00% due 02/01/16[3,7]	1,650,000	1,720,124
Alion Science and Technology Corp.
10.25% due 02/01/15	2,000,000	1,620,000
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[3,7]	1,373,708	1,524,816
Kansas City Southern Railway
13.00% due 12/15/13	500,000	596,250
Noble Group Ltd.
6.63% due 03/17/15[3,7]	550,000	565,813
Continental Airlines
7.34% due 04/19/14	462,804	460,490
Anixter, Inc.
5.95% due 03/01/15	250,000	252,188
Triumph Group, Inc.
8.00% due 11/15/17	100,000	107,000

		15,241,681

Health Care - 8.4%
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15	2,805,984	2,879,641
HCA, Inc.
9.25% due 11/15/16	2,000,000	2,152,500
Tenet Healthcare Corp.
8.88% due 07/01/19	1,500,000	1,710,000
Radnet Management, Inc.
10.38% due 04/01/18	1,600,000	1,618,000
Healthsouth Corp.
8.13% due 02/15/20	1,100,000	1,190,750
Apria Healthcare Group, Inc.
11.25% due 11/01/14	600,000	646,500
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[3,7]	500,000	484,375
DJO Finance LLC
9.75% due 10/15/17[3,7]	250,000	262,500
Aviv Healthcare Properties, LP
7.75% due 02/15/19[3,7]	250,000	260,625
STHI Holding Corp.
8.00% due 03/15/18[3,7]	200,000	207,000
Valeant Pharmaceuticals International
7.00% due 10/01/20[3,7]	100,000	97,000

		11,508,891

Telecommunication Services - 5.6%
Sprint Capital Corp.
6.90% due 05/01/19	2,600,000	2,684,500
West Corp.
11.00% due 10/15/16	1,250,000	1,343,750
CMP Susquehanna Corp.
9.88% due 05/15/14[1]	1,200,000	1,211,999
Block Communications, Inc.
8.25% due 12/15/15[3,7]	1,125,000	1,155,938
GXS Worldwide, Inc.
9.75% due 06/15/15	750,000	763,125
Clearwire Communications LLC
12.00% due 12/01/15[3,7]	300,000	324,000
Qwest Corp.
7.88% due 09/01/11	150,000	154,125
Bonten Media Acquisition Co.
9.00% due 06/01/15[3,7]	120,971	78,934
CSC Holdings LLC
6.75% due 04/15/12	42,000	43,575

		7,759,946

Consumer Staples - 5.4%
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,085,000
8.38% due 12/15/14	500,000	566,250
Central Garden and Pet Co.
8.25% due 03/01/18	1,250,000	1,309,375
Reynolds Group Issuer, Inc.
8.50% due 05/15/18[3,7]	750,000	759,375
9.00% due 04/15/19[3,7]	250,000	258,750
7.75% due 10/15/16[3,7]	200,000	211,500
Armored Autogroup, Inc.
9.25% due 11/01/18[3,7]	1,100,000	1,119,250
American Achievement Corp.
10.88% due 04/15/16[3,7]	1,050,000	1,031,625
Bumble Bee Holdco SCA
9.63% due 03/15/18[3,7]	600,000	559,500
Simmons Foods, Inc.
10.50% due 11/01/17[3,7]	500,000	538,750

		7,439,375

Schedule of Investments
March 31, 2011 (Unaudited)	SBL P (High Yield Series)

	Face
	Amount	Value
CORPORATE BONDS†† - 81.8% (continued)
Materials - 5.0%
Ineos Group Holdings plc
8.50% due 02/15/16[3,7]	$2,500,000	$2,521,874
Sino-Forest Corp.
10.25% due 07/28/14[3,7]	2,275,000	2,519,563
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	995,000
Solo Cup Company
8.50% due 02/15/14	450,000	402,750
Westmoreland Coal Co.
10.75% due 02/01/18[3,7]	250,000	246,563
Huntsman International LLC
8.63% due 03/15/21[3,7]	200,000	218,000
Methanex Corp.
8.75% due 08/15/12	5,000	5,388

		6,909,138

Utilities - 5.0%
NRG Energy, Inc.
8.50% due 06/15/19	2,250,000	2,368,124
8.25% due 09/01/20[3,7]	500,000	520,000
AES Red Oak LLC
8.54% due 11/30/19	1,799,201	1,826,189
Edison Mission Energy
7.63% due 05/15/27	1,250,000	931,250
Calpine Corp.
7.88% due 01/15/23[3,7]	500,000	518,750
GenOn Energy, Inc.
9.88% due 10/15/20[3,7]	400,000	418,000
MarkWest Energy Partners, LP
6.75% due 11/01/20	250,000	256,250
East Coast Power LLC
7.07% due 03/31/12	22,933	23,306

		6,861,869

Energy - 4.1%
Tesoro Corp.
6.50% due 06/01/17	1,900,000	1,957,000
Hercules Offshore, Inc.
10.50% due 10/15/17[3,7]	1,500,000	1,537,500
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	535,000
Targa Resources Partners, LP
7.88% due 10/15/18[3,7]	500,000	527,500
Plains Exploration & Production Co.
7.00% due 03/15/17	500,000	516,250
BreitBurn Energy Partners, LP
8.63% due 10/15/20[3,7]	250,000	261,875
Hilcorp Energy I, LP
7.75% due 11/01/15[3,7]	250,000	258,750
SemGroup, LP
8.75% due 11/15/15†††,1,2	1,700,000	—

		5,593,875

Information Technology - 3.9%
Amkor Technology, Inc.
9.25% due 06/01/16	2,225,000	2,333,469
Seagate Technology HDD Holdings
6.80% due 10/01/16	1,400,000	1,468,250
Seagate HDD Cayman
6.88% due 05/01/20[3,7]	900,000	897,750
SunGard Data Systems, Inc.
10.63% due 05/15/15	600,000	657,750

		5,357,219

Total Corporate Bonds (Cost $101,921,416)		112,698,281

CONVERTIBLE BONDS†† - 6.0%
Health Care - 2.0%
Hologic, Inc.
2.00% due 12/15/37[10]	2,450,000	2,364,249
Invacare Corp.
4.13% due 02/01/27	350,000	477,313

		2,841,562

Financials - 2.0%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,588,750
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	1,133,438

		2,722,188

Energy - 1.2%
USEC, Inc.
3.00% due 10/01/14	2,050,000	1,619,500

Consumer Discretionary - 0.8%
Sonic Automotive, Inc.
5.00% due 10/01/29	800,000	1,051,000

Total Convertible Bonds (Cost $6,565,832)		8,234,250

FOREIGN GOVERNMENT BONDS†† - 0.3%
Mexico Government International Bond
7.50% due 01/14/12	116,000	121,800
Banque Centrale de Tunisie S.A.
7.38% due 04/25/12	80,000	83,600
Russian Ministry of Finance
3.00% due 05/14/11	80,000	80,100
South Africa Government International Bond
7.38% due 04/25/12	35,000	37,363
Chile Government International Bond
7.13% due 01/11/12	25,000	26,240

Total Foreign Government Bonds (Cost $334,848)		349,103

Total Investments - 89.9% (Cost $113,729,632)		$123,864,534
Cash & Other Assets, Less Liabilities - 10.1%		13,861,926

Total Net Assets - 100.0%		$137,726,460

Schedule of Investments
March 31, 2011 (Unaudited)	SBL P (High Yield Series)

*	Non-income producing security.

†	Value determined based on Level 1 inputs, except otherwise noted — See Note 2.

††	Value determined based on Level 2 inputs, except otherwise noted — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

1	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $3,669,613,(cost $4,913,190), or 2.66% of total net assets.

2	Illiquid security.

3	Security was acquired through a private placement.

5	Variable rate security. Rate indicated is rate effective at March 31, 2011.

6	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

7	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $29,564,784 (cost $27,323,074), or 21.5% of total net assets.

8	Perpetual maturity

9	Security is in default of interest and/or principal obligations.

10	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Q (Small Cap Value Series)

	Shares	Value
COMMON STOCKS† - 97.0%
Industrials - 20.9%
GeoEye, Inc.*	84,800	$3,525,984
Insituform Technologies, Inc. — Class A*	88,000	2,354,000
General Cable Corp.*,1	51,000	2,208,300
Force Protection, Inc.*	426,600	2,090,340
EnergySolutions, Inc.	342,677	2,042,355
Orbital Sciences Corp.*	98,621	1,865,909
FTI Consulting, Inc.*	45,130	1,729,833
Saia, Inc.*	103,400	1,694,726
ICF International, Inc.*	78,600	1,614,444
LaBarge, Inc.*	89,300	1,580,610
Navigant Consulting, Inc.*	144,680	1,445,353
Celadon Group, Inc.*	84,479	1,371,939
Ameron International Corp.	19,400	1,353,926
Ceradyne, Inc.*	28,000	1,262,240
Insperity, Inc.	30,708	932,909
Flow International Corp.*	197,003	864,843
Great Lakes Dredge & Dock Corp.	76,230	581,635
United Stationers, Inc.	7,991	567,761
Apogee Enterprises, Inc.	18,231	240,467

Total Industrials		29,327,574

Energy - 16.4%
Global Industries Ltd.*	418,800	4,100,052
Tesco Corp.*	161,980	3,555,461
Parker Drilling Co.*	422,360	2,918,508
Gulfport Energy Corp.*	79,335	2,867,959
Southern Union Co.[1]	93,250	2,668,815
Kodiak Oil & Gas Corp.*,1	317,615	2,128,020
Petroleum Development Corp.*	31,750	1,524,318
Goodrich Petroleum Corp.*	65,026	1,444,878
USEC, Inc.*	289,930	1,275,692
Resolute Energy Corp.*	21,285	386,110

Total Energy		22,869,813

Consumer Discretionary - 14.6%
Cabela’s, Inc.*	130,007	3,251,475
Chico’s FAS, Inc.	193,300	2,880,170
International Speedway Corp. — Class A	80,800	2,407,840
DeVry, Inc.	37,440	2,061,821
Smith & Wesson Holding Corp.*	531,920	1,888,316
Penn National Gaming, Inc.*	47,300	1,752,938
Brown Shoe Company, Inc.	115,910	1,416,420
MDC Partners, Inc. — Class A	83,582	1,401,670
Maidenform Brands, Inc.*	43,800	1,251,366
Scholastic Corp.	33,500	905,840
Hanesbrands, Inc.*	29,120	787,405
Fred’s, Inc. — Class A	24,600	327,672

Total Consumer Discretionary		20,332,933

Information Technology - 14.3%
Standard Microsystems Corp.*	112,579	2,776,198
IXYS Corp.*	197,400	2,651,082
Maxwell Technologies, Inc.*	143,200	2,473,064
Insight Enterprises, Inc.*	122,300	2,082,769
Global Cash Access Holdings, Inc.*	540,640	1,767,893
Power-One, Inc.*,1	186,325	1,630,344
Harmonic, Inc.*	159,400	1,495,172
Satyam Computer Services Ltd. ADR*	422,562	1,276,137
Euronet Worldwide, Inc.*	56,700	1,096,011
Perficient, Inc.*	87,790	1,054,358
Methode Electronics, Inc.	75,066	906,797
Symmetricom, Inc.*	114,249	700,346

Total Information Technology		19,910,171

Financials - 13.9%
Hanover Insurance Group, Inc.	72,000	3,258,000
Horace Mann Educators Corp.	148,100	2,488,080
Transatlantic Holdings, Inc.	42,000	2,044,140
Reinsurance Group of America, Inc. — Class A	27,973	1,756,145
1st Source Corp.	81,700	1,637,269
Fifth Street Finance Corp.	94,630	1,263,311
Lexington Realty Trust	107,600	1,006,060
Heritage Financial Corp.*	69,300	981,981
Solar Senior Capital, Ltd.*	48,299	899,810
Old National Bancorp	83,477	894,873
Employers Holdings, Inc.	38,040	785,906
First Marblehead Corp.*	302,566	665,645
First Horizon National Corp.	58,196	652,376
Bancfirst Corp.	14,437	616,171
Redwood Trust, Inc.	29,100	452,505

Total Financials		19,402,272

Materials - 9.3%
Louisiana-Pacific Corp.*	295,680	3,104,640
LSB Industries, Inc.*	59,910	2,374,832
Myers Industries, Inc.	209,400	2,079,342
Zoltek Companies, Inc.*	145,500	1,954,066
A. Schulman, Inc.	59,150	1,462,188
Landec Corp.*	192,244	1,249,586
HB Fuller Co.	34,403	738,976

Total Materials		12,963,630

Health Care - 3.8%
ICU Medical, Inc.*	47,700	2,088,306
RehabCare Group, Inc.*	55,600	2,049,972
Mednax, Inc.*	17,880	1,190,987

Total Health Care		5,329,265

Consumer Staples - 3.4%
Spartan Stores, Inc.	88,080	1,302,703
Orchids Paper Products Co.	99,458	1,203,442
Winn-Dixie Stores, Inc.*	167,900	1,198,806
Smart Balance, Inc.*	217,200	996,948

Total Consumer Staples		4,701,899

Utilities - 0.4%
MDU Resources Group, Inc.	26,915	618,238

Total Common Stocks (Cost $96,751,404)		135,455,795

CONVERTIBLE PREFERRED STOCK†† - 0.0%
Thermoenergy Corp. *,2,3	116,667	74,947

Total Convertible Preferred Stock (Cost $111,410)		74,947

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Q (Small Cap Value Series)

	Shares	Value
WARRANT†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp.
$0.30, 07/31/15[2]	1,866,672	$96,320

Total Warrant (Cost $168,591)		96,320

Total Long Investments - 97.1% (Cost $97,031,405)		$135,627,062

	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	317	(1,585)
General Cable Corp. Expiring May 2011 with strike price of $50.00	170	(4,250)
Kodiak Oil & Gas Corp. Expiring June 2011 with strike price of $7.50	980	(53,900)

Total Call Options		(59,735)

Total Options Written (Premiums received $120,809)		(59,735)

Cash & Other Assets, Less Liabilities - 2.9%		4,002,125

Total Net Assets - 100.0%		$139,569,452

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

2	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $171,267 (cost $280,001), or 0.12% of total net assets.

3	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR	American Depositary Receipt

Schedule of Investments
March 31, 2011 (Unaudited)	SBL V (Mid Cap Value Series)

	Shares	Value
COMMON STOCKS† - 96.7%
Industrials - 18.3%
GeoEye, Inc.*	177,000	$7,359,660
Covanta Holding Corp.	379,910	6,488,863
General Cable Corp.*,1	130,000	5,629,000
Insituform Technologies, Inc. — Class A*	194,000	5,189,499
Quanta Services, Inc.*	224,000	5,024,320
FTI Consulting, Inc.*	111,820	4,286,061
Orbital Sciences Corp.*	209,012	3,954,507
Navigant Consulting, Inc.*	355,170	3,548,148
URS Corp.*	76,820	3,537,561
Babcock & Wilcox Co.*	98,950	3,302,951
Trex Company, Inc.*	80,300	2,619,386
Insperity, Inc.	75,994	2,308,698
Force Protection, Inc.*	465,000	2,278,500
Saia, Inc.*	133,690	2,191,179
ICF International, Inc.*	94,400	1,938,976
United Stationers, Inc.	24,940	1,771,987
Thermoenergy Corp.*	905,961	199,311
UQM Technologies, Inc.*	49,212	146,652

Total Industrials		61,775,259

Financials - 15.8%
Hanover Insurance Group, Inc.	180,110	8,149,978
American Financial Group, Inc.[1]	193,600	6,779,872
W.R. Berkley Corp.	203,800	6,564,398
Reinsurance Group of America, Inc. — Class A	76,698	4,815,100
Alleghany Corp.*	12,188	4,033,978
Fifth Street Finance Corp.	247,194	3,300,040
RenaissanceRe Holdings Ltd.	37,400	2,580,226
Transatlantic Holdings, Inc.	52,100	2,535,707
Lexington Realty Trust	268,900	2,514,215
Associated Banc-Corp.[1]	159,585	2,369,838
Employers Holdings, Inc.	112,800	2,330,448
Old National Bancorp	201,184	2,156,692
First Horizon National Corp.	153,248	1,717,907
Investors Real Estate Trust	133,340	1,266,730
Redwood Trust, Inc.	64,371	1,000,969
First Marblehead Corp.*	303,741	668,230
Bimini Capital Management, Inc. — Class A	246,603	189,884

Total Financials		52,974,212

Energy - 13.4%
Global Industries Ltd.*	1,015,949	9,946,141
SandRidge Energy, Inc.*	521,714	6,677,939
Gulfport Energy Corp.*	177,927	6,432,061
Plains Exploration & Production Co.*	153,700	5,568,551
Southern Union Co.	188,400	5,392,008
McDermott International, Inc.*	152,000	3,859,280
Goodrich Petroleum Corp.*	154,697	3,437,367
USEC, Inc.*	598,070	2,631,508
Resolute Energy Corp.*	52,514	952,604

Total Energy		44,897,459

Consumer Discretionary - 12.2%
Cabela’s, Inc.*	333,431	8,339,109
Chico’s FAS, Inc.	407,500	6,071,749
Penn National Gaming, Inc.*	104,000	3,854,240
Brown Shoe Company, Inc.	299,221	3,656,481
Maidenform Brands, Inc.*	126,000	3,599,820
Apollo Group, Inc. — Class A*	77,340	3,225,852
Scholastic Corp.	83,700	2,263,248
Jack in the Box, Inc.*	96,700	2,193,156
Hanesbrands, Inc.*	72,770	1,967,701
DeVry, Inc.	35,130	1,934,609
Fortune Brands, Inc.	26,300	1,627,707
Smith & Wesson Holding Corp.*	436,296	1,548,851
Fred’s, Inc. — Class A	59,350	790,542
HydroGen Corp.*,4	672,346	13,447

Total Consumer Discretionary		41,086,512

Information Technology - 11.3%
Computer Sciences Corp.	201,310	9,809,837
IXYS Corp.*	530,800	7,128,644
Maxwell Technologies, Inc.*	314,800	5,436,596
Power-One, Inc.*,1	582,300	5,095,125
Satyam Computer Services Ltd. ADR*	959,510	2,897,720
Symmetricom, Inc.*	437,280	2,680,526
Euronet Worldwide, Inc.*	125,100	2,418,183
Ultratech, Inc.*	80,600	2,369,640

Total Information Technology		37,836,271

Utilities - 8.0%
Great Plains Energy, Inc.	208,305	4,170,267
NorthWestern Corp.	131,000	3,969,300
Allete, Inc.	95,251	3,711,931
Black Hills Corp.	101,800	3,404,192
UGI Corp.	86,429	2,843,514
American Water Works Company, Inc.	72,900	2,044,845
Pepco Holdings, Inc.	95,300	1,777,345
Westar Energy, Inc.	62,850	1,660,497
Atmos Energy Corp.	48,310	1,647,371
MDU Resources Group, Inc.	66,898	1,536,647

Total Utilities		26,765,909

Materials - 7.9%
Bemis Company, Inc.	225,200	7,388,812
Owens-Illinois, Inc.*	163,660	4,940,895
Louisiana-Pacific Corp.*	426,020	4,473,210
Sonoco Products Co.	107,950	3,911,029
Zoltek Companies, Inc.*	170,000	2,283,099
HB Fuller Co.	83,541	1,794,461
Landec Corp.*	251,145	1,632,443

Total Materials		26,423,949

Consumer Staples - 5.4%
JM Smucker Co.	81,700	5,832,563
Hormel Foods Corp.	197,800	5,506,752
Ralcorp Holdings, Inc.*	70,400	4,817,472
Bunge Ltd.	28,300	2,046,939

Total Consumer Staples		18,203,726

Health Care - 4.4%
RehabCare Group, Inc.*	155,700	5,740,659
Hologic, Inc.*	174,044	3,863,777
Mednax, Inc.*	43,115	2,871,890
Forest Laboratories, Inc.*	76,380	2,467,074

Total Health Care		14,943,400

Total Common Stocks (Cost $254,792,975)		324,906,697

Schedule of Investments
March 31, 2011 (Unaudited)	SBL V (Mid Cap Value Series)

	Shares	Value
CONVERTIBLE PREFERRED STOCK†† - 0.1%
Thermoenergy Corp. *,2,3	308,333	$198,073

Total Convertible Preferred Stock (Cost $294,438)		198,073

WARRANTS†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp.
$0.30, 07/31/15[2]	4,933,328	254,560

Energy - 0.0%
Nova Biosource Fuels, Inc.[2]
$2.40, 07/05/11	369,350	960

Total Warrants (Cost $827,081)		255,520

	Face
	Amount	Value
CONVERTIBLE BOND†† - 0.8%
Energy - 0.8%
USEC, Inc.
3.00% due 10/01/14	$3,500,000	2,765,000

Total Convertible Bond (Cost $3,500,000)		2,765,000

Total Long Investments - 97.7% (Cost $259,414,494)		$328,125,290

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc. Expiring April 2011 with strike price of $13.00	826	(4,130)
General Cable Corp. Expiring May 2011 with strike price of $50.00	400	(10,000)
Associated Banc-Corp. Expiring June 2011 with strike price of $15.00	514	(41,120)

Total Call Options		(55,250)

Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	550	(53,350)
Computer Sciences Corp. Expiring June 2011 with strike price of $50.00	300	(99,000)

Total Put Options		(152,350)

Total Options Written (Premiums received $362,635)		(207,600)

Cash & Other Assets, Less Liabilities - 2.4%		8,137,824

Total Net Assets - 100.0%		$336,055,514

*	Non-income producing security

†	Value determined based on Level 1 inputs -See Note 2.

††	Value determined based on Level 2 inputs -See Note 2.

Schedule of Investments
March 31, 2011 (Unaudited)	SBL V (Mid Cap Value Series)

1	All or a portion of this security is pledged as collateral for open written option contracts at March 31, 2011.

2	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $453,593, (cost $1,121,519), or 0.13% of total net assets.

3	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

4	Investment in an affiliated issuer — See Note 1.

ADR	American Depositary Receipt

Schedule of Investments
March 31, 2011 (Unaudited)	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS† - 95.2%
Information Technology - 23.2%
Solera Holdings, Inc.	15,670	$800,736
Alliance Data Systems Corp.*	7,890	677,672
Opnet Technologies, Inc.	16,140	629,299
SYNNEX Corp.*	18,960	620,561
Ciena Corp.*	23,000	597,079
SolarWinds, Inc.*	23,770	557,644
Cadence Design Systems, Inc.*	55,420	540,345
Rofin-Sinar Technologies, Inc.*	13,660	539,570
Nuance Communications, Inc.*	27,580	539,465
LogMeIn, Inc.*	12,700	535,432
KLA-Tencor Corp.	11,300	535,281
VanceInfo Technologies, Inc. ADR*	15,050	472,721
FLIR Systems, Inc.	13,160	455,468
Newport Corp.*	25,300	451,099
Informatica Corp.*	8,600	449,178
Acme Packet, Inc.*	6,270	444,919
Harmonic, Inc.*	39,600	371,448
Riverbed Technology, Inc.*	9,600	361,440
Sourcefire, Inc.*	12,400	341,124
Meru Networks, Inc.*	14,220	288,808
Nanometrics, Inc.*	15,840	286,546
Lattice Semiconductor Corp.*	39,200	231,280
SMART Modular Technologies WWH, Inc.*	28,300	219,891
GSI Commerce, Inc.*	6,680	195,524

Total Information Technology		11,142,530

Consumer Discretionary - 17.5%
Jarden Corp.	26,290	935,135
Tempur-Pedic International, Inc.*	14,190	718,865
Life Time Fitness, Inc.*	17,855	666,170
Penn National Gaming, Inc.*	17,815	660,224
Lamar Advertising Co. — Class A*	16,340	603,600
Gaylord Entertainment Co.*	16,040	556,267
ANN, Inc.*	17,600	512,336
Lennar Corp. — Class A	21,980	398,278
Select Comfort Corp.*	32,200	388,332
Gentex Corp.	12,760	385,990
Hanesbrands, Inc.*	14,130	382,075
Monro Muffler Brake, Inc.	10,360	341,673
Phillips-Van Heusen Corp.	5,040	327,751
Jos A. Bank Clothiers, Inc.*	6,030	306,806
California Pizza Kitchen, Inc.*	17,900	302,152
Cost Plus, Inc.*	29,300	287,726
Harman International Industries, Inc.	4,980	233,164
Vail Resorts, Inc.*	4,735	230,879
MDC Partners, Inc. — Class A	8,800	147,576

Total Consumer Discretionary		8,384,999

Health Care - 17.4%
Hologic, Inc.*	31,330	695,525
Endo Pharmaceuticals Holdings, Inc.*	16,910	645,286
Hill-Rom Holdings, Inc.	14,970	568,561
Integra LifeSciences Holdings Corp.*	11,900	564,298
Mednax, Inc.*	8,350	556,193
Natus Medical, Inc.*	32,350	543,480
Parexel International Corp.*	21,230	528,627
Health Management Associates, Inc. — Class A*	44,480	484,832
Wright Medical Group, Inc.*	23,650	402,287
Teleflex, Inc.	6,910	400,642
Perrigo Co.	4,770	379,310
American Medical Systems Holdings, Inc.*	17,160	371,342
Haemonetics Corp.*	5,645	369,973
BioMarin Pharmaceutical, Inc.*	14,220	357,349
Endologix, Inc.*	49,200	333,576
Obagi Medical Products, Inc.*	19,140	241,930
Halozyme Therapeutics, Inc.*	33,490	224,718
Human Genome Sciences, Inc.*	6,700	183,915
Angiodynamics, Inc.*	10,710	161,935
CardioNet, Inc.*	30,915	148,083
Momenta Pharmaceuticals, Inc.*	8,400	133,140

Total Health Care		8,295,002

Industrials - 17.0%
Navistar International Corp.*	13,400	929,021
Interface, Inc. — Class A	49,070	907,304
WABCO Holdings, Inc.*	14,400	887,616
IDEX Corp.	17,290	754,708
Regal-Beloit Corp.	10,030	740,515
BE Aerospace, Inc.*	19,550	694,612
Wabtec Corp.	8,650	586,730
Roper Industries, Inc.	6,080	525,677
Pall Corp.	9,085	523,387
Kansas City Southern*	7,865	428,249
Aecom Technology Corp.*	15,270	423,437
Towers Watson & Co. — Class A	6,550	363,263
Pentair, Inc.	8,930	337,465

Total Industrials		8,101,984

Energy - 5.7%
Oil States International, Inc.*	11,560	880,178
Alpha Natural Resources, Inc.*	12,350	733,220
Superior Energy Services, Inc.*	17,520	718,320
Bill Barrett Corp.*	9,470	377,948

Total Energy		2,709,666

Materials - 5.3%
Solutia, Inc.*	26,800	680,720
Kaiser Aluminum Corp.	9,880	486,590
CF Industries Holdings, Inc.	3,500	478,765
Cliffs Natural Resources, Inc.	4,510	443,243
Silgan Holdings, Inc.	11,550	440,517

Total Materials		2,529,835

Financials - 4.3%
Discover Financial Services	22,200	535,464
Stifel Financial Corp.*	7,200	516,888
Commerce Bancshares, Inc.	12,637	511,040
HCC Insurance Holdings, Inc.	15,650	490,002

Total Financials		2,053,394

Consumer Staples - 2.0%
Diamond Foods, Inc.	8,860	494,388
TreeHouse Foods, Inc.*	8,120	461,784

Total Consumer Staples		956,172

Utilities - 1.7%
ITC Holdings Corp.	6,470	452,253

Schedule of Investments
March 31, 2011 (Unaudited)	SBL X (Small Cap Growth Series)

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Utilities - 1.7% (continued)
NorthWestern Corp.	12,210	$369,963

Total Utilities		822,216

Telecommunication Services - 1.1%
SBA Communications Corp. — Class A*	12,750	505,920

Total Common Stocks (Cost $34,038,716)		45,501,718

EXCHANGE TRADED FUND† - 2.0%
iShares Russell 2000 Growth Index Fund	9,980	951,493

Total Exchange Traded Fund (Cost $896,833)		951,493

Total Investments - 97.2% (Cost $34,935,549)		$46,453,211
Cash & Other Assets, Less Liabilities - 2.8%		1,342,235

Total Net Assets - 100.0%		$47,795,446

*	Non-income producing security

†	Value determined based on Level 1 inputs -See Note 2.

ADR	American Depositary Receipt

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Y (Large Cap Concentrated Growth) Series)

	Shares	Value
COMMON STOCKS† - 96.9%
Information Technology - 28.8%
Apple, Inc.*	6,305	$2,196,978
Google, Inc. — Class A*	3,250	1,905,183
QUALCOMM, Inc.	33,100	1,814,873
EMC Corp.*	65,260	1,732,653
Autodesk, Inc.*	32,310	1,425,194
Cognizant Technology Solutions Corp. — Class A*	16,700	1,359,380
Microsoft Corp.	48,700	1,235,032
Avago Technologies Ltd.	34,950	1,086,945

Total Information Technology		12,756,238

Consumer Discretionary - 18.4%
Walt Disney Co.	32,470	1,399,132
Ford Motor Co.*	93,500	1,394,085
Starbucks Corp.	37,590	1,388,951
Omnicom Group, Inc.	27,710	1,359,453
Time Warner, Inc.	36,500	1,303,050
Johnson Controls, Inc.	30,490	1,267,469

Total Consumer Discretionary		8,112,140

Industrials - 18.3%
Parker Hannifin Corp.	15,500	1,467,540
Eaton Corp.	25,400	1,408,176
United Parcel Service, Inc. — Class B	17,950	1,334,044
Precision Castparts Corp.	9,000	1,324,620
Deere & Co.	13,600	1,317,704
CSX Corp.	15,970	1,255,242

Total Industrials		8,107,326

Energy - 11.1%
Halliburton Co.	36,680	1,828,131
Baker Hughes, Inc.	21,300	1,564,059
Peabody Energy Corp.	20,970	1,509,001

Total Energy		4,901,191

Materials - 6.2%
Freeport-McMoRan Copper & Gold, Inc. — Class B	25,300	1,405,415
Dow Chemical Co.	35,475	1,339,181

Total Materials		2,744,596

Financials - 5.7%
U.S. Bancorp	48,110	1,271,547
Goldman Sachs Group, Inc.	7,900	1,251,913

Total Financials		2,523,460

Health Care - 5.6%
Covidien plc	26,570	1,380,046
Warner Chilcott plc — Class A	46,180	1,075,070

Total Health Care		2,455,116

Consumer Staples - 2.8%
Bunge Ltd.	16,830	1,217,314

Total Common Stocks (Cost $36,437,613)		42,817,381

Total Investments - 96.9% (Cost $36,437,613)		$42,817,381
Cash & Other Assets, Less Liabilities - 3.1%		1,383,549

Total Net Assets - 100.0%		$44,200,930

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Y (Large Cap Concentrated Growth) Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs.

plc	Public Limited Company

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS† - 73.5%
Industrials - 16.8%
Joy Global, Inc.[1,2]	7,257	$717,064
Trinity Industries, Inc.[1,2]	10,800	396,036
Lockheed Martin Corp.[1,2]	3,993	321,038
AO Smith Corp.[1,2]	4,500	199,530
Union Pacific Corp.	1,720	169,127
Alamo Group, Inc.	5,305	145,622
3M Co.	1,473	137,726
Boeing Co.	1,829	135,218
Towers Watson & Co. — Class A1,2	2,400	133,104
Lincoln Electric Holdings, Inc.	1,720	130,583
Watts Water Technologies, Inc. — Class A1,2	3,000	114,571
General Electric Co.[1,2]	4,500	90,225
Wabash National Corp.*	7,371	85,356
Con-way, Inc.[1,2]	1,800	70,721
Northrop Grumman Corp.[1,2]	1,100	68,981
Fluor Corp.	918	67,620
Eaton Corp.	1,148	63,645
Arkansas Best Corp.	2,344	60,756
Timken Co.	1,026	53,660
Northwest Pipe Co.*	1,866	42,787
Kansas City Southern*	737	40,130
ABB, Ltd. ADR	1,617	39,115
Werner Enterprises, Inc.	1,378	36,476
Titan Machinery, Inc.*	1,361	34,365
Blount International, Inc.*	1,828	29,211
Saia, Inc.*	1,735	28,437
Kirby Corp.*	491	28,130
Terex Corp.*	737	27,298
Swift Transporation Company — Class A*	1,378	20,257
China Ming Yang Wind Power Group, Ltd. ADR*	1,851	19,084
Southwest Airlines Co.	1,474	18,617
Alaska Air Group, Inc.*	267	16,933
Metalico, Inc.*	1,964	12,216
Ampco-Pittsburgh Corp.	356	9,818
Huntington Ingalls Industries, Inc.*	183	7,608

Total Industrials		3,571,065

Information Technology - 11.4%
Shanda Interactive Entertainment Ltd. ADR*,1,2	16,000	671,840
CA, Inc.[1,2]	14,900	360,282
Apple, Inc.*	492	171,437
Arrow Electronics, Inc.*,1,2	2,800	117,264
Symantec Corp.*,1,2	6,300	116,802
Harmonic, Inc.*,1,2	11,700	109,746
Avnet, Inc.*,1,2	3,200	109,088
Oracle Corp.	3,142	104,849
Google, Inc. — Class A*	175	102,587
Xerox Corp.	7,527	80,163
Amkor Technology, Inc.*,1,2	9,800	66,052
QUALCOMM, Inc.	1,148	62,945
Avago Technologies Ltd.	1,838	57,162
STEC, Inc.*	1,755	35,258
Atmel Corp.*	2,456	33,475
Corning, Inc.	1,394	28,758
Rovi Corp.*	440	23,606
OCZ Technology Group, Inc.*	2,451	19,706
EMC Corp.*	737	19,567
Anadigics, Inc.*	4,276	19,156
Marvell Technology Group Ltd.*	1,148	17,851
Sanmina-SCI Corp.*	1,148	12,869
Novatel Wireless, Inc.*	2,272	12,405
MEMC Electronic Materials, Inc.*	918	11,897
Quantum Corp.*	4,446	11,204
DG FastChannel, Inc.*	318	10,246
ON Semiconductor Corp.*	918	9,061
Axcelis Technologies, Inc.*	3,170	8,401
LTX-Credence Corp.*	778	7,103
Daktronics, Inc.	648	6,966

Total Information Technology		2,417,746

Consumer Staples - 9.0%
Philip Morris International, Inc.[1,2]	10,500	689,114
Altria Group, Inc.[1,2]	17,800	463,334
Herbalife Ltd.[1,2]	2,600	211,536
CVS Caremark Corp.	4,668	160,206
Wal-Mart Stores, Inc.[1,2]	2,300	119,715
Safeway, Inc.[1,2]	4,200	98,868
Pilgrim’s Pride Corp.*	5,651	43,569
Hormel Foods Corp.	1,378	38,364
Andersons, Inc.	737	35,907
Tyson Foods, Inc. — Class A	1,776	34,081
Cal-Maine Foods, Inc.	259	7,641
Cresud S.A. ADR	51	923

Total Consumer Staples		1,903,258

Health Care - 8.9%
Johnson & Johnson[1,2]	5,300	314,025
Viropharma, Inc.*,1,2	10,500	208,950
Life Technologies Corp.*,1,2	3,000	157,260
athenahealth, Inc.*	2,985	134,713
AstraZeneca plc[1,2]	2,800	128,602
Lincare Holdings, Inc.[1,2]	4,100	121,606
Forest Laboratories, Inc.*,1,2	3,600	116,280
GlaxoSmithKline plc, ADR[1,2]	5,500	104,953
Baxter International, Inc.[1,2]	1,900	102,163
Amgen, Inc.*,1,2	1,900	101,554
WellCare Health Plans, Inc.*,1,2	2,400	100,680
Kindred Healthcare, Inc.*,1,2	4,100	97,908
Owens & Minor, Inc.[1,2]	2,800	90,944
Charles River Laboratories International, Inc.*,1,2	2,100	80,598
Team Health Holdings, Inc.*	820	14,334
Agilent Technologies, Inc.*	230	10,299

Total Health Care		1,884,869

Materials - 7.7%
Newmont Mining Co.	5,594	305,322
Monsanto Co.	2,947	212,950
CF Industries Holdings, Inc.	1,378	188,497
OM Group, Inc.*	3,459	126,392
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,966	109,210
Potash Corporation of Saskatchewan, Inc.	1,564	92,167
Huntsman Corp.	3,438	59,752
Schnitzer Steel Industries, Inc. — Class A	919	59,745
Vale S.A. — Class B ADR	1,765	58,862
United States Steel Co.	982	52,969

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS† - 73.5% (continued)
Materials - 7.7% (continued)
Titanium Metals Corp.*	2,686	$49,906
Noranda Aluminum Holding Corp.*	2,778	44,587
Stillwater Mining Co.*	1,874	42,971
Nucor Corp.	918	42,246
AngloGold Ashanti Ltd. ADR	832	39,894
Carpenter Technology Corp.	852	36,389
Mosaic Co.	459	36,146
North American Palladium Ltd.*	3,215	20,865
Thompson Creek Metals Company, Inc.*	1,661	20,829
Horsehead Holding Corp.*	983	16,760
Teck Resources Ltd. — Class B	226	11,983
General Moly, Inc.*	983	5,289

Total Materials		1,633,731

Consumer Discretionary - 6.7%
Family Dollar Stores, Inc.[1,2]	3,900	200,148
TJX Companies, Inc.[1,2]	3,800	188,974
Walt Disney Co.[1,2]	4,322	186,235
Limited Brands, Inc.[1,2]	5,400	177,552
Ross Stores, Inc.[1,2]	2,300	163,576
The Gap, Inc.[1,2]	6,300	142,758
Jack in the Box, Inc.*,1,2	4,200	95,256
RadioShack Corp.[1,2]	5,500	82,555
Tenneco, Inc.*	1,768	75,051
Phillips-Van Heusen Corp.[1,2]	900	58,527
General Motors Co.*	1,607	49,865
Perfumania Holdings, Inc.*	966	9,438
Navarre Corp.*	830	1,577

Total Consumer Discretionary		1,431,512

Energy - 6.4%
Anadarko Petroleum Corp.[1,2]	2,930	240,026
Consol Energy, Inc.	2,947	158,048
InterOil Corp.*	1,952	145,698
Denbury Resources, Inc.*	5,158	125,855
ConocoPhillips[1,2]	1,500	119,790
Cameron International Corp.*	1,965	112,201
Petroleum Development Corp.*	2,210	106,102
Devon Energy Corp.	1,153	105,811
Hess Corp.	1,148	97,821
Oil States International, Inc.*	983	74,845
Oasis Petroleum, Inc.*	983	31,082
Triangle Petroleum Corp.*	2,703	22,435
Petroleo Brasileiro S.A. ADR	315	12,735
Sunoco, Inc.	211	9,619

Total Energy		1,362,068

Financials - 4.2%
Weyerhaeuser Co.	7,371	181,327
Genworth Financial, Inc. — Class A*,1,2	12,006	161,601
Endurance Specialty Holdings Ltd.[1,2]	3,200	156,224
Wells Fargo & Co.	4,362	138,275
Amtrust Financial Services, Inc.[1,2]	6,300	120,141
Citigroup, Inc.*	11,480	50,742
Goldman Sachs Group, Inc.	246	38,984
HSBC Holdings plc ADR	500	25,900
Brookfield Properties Corp.	822	14,566
Farmer Mac — Class C	416	7,950
St. Joe Co.*	230	5,766
Anglo Irish Bank Corporation Ltd.*,†††,3	16,638	—

Total Financials		901,476

Telecommunication Services - 1.6%
AT&T, Inc.[1,2]	11,300	345,780

Utilities - 0.8%
Constellation Energy Group, Inc.[1,2]	5,400	168,102

Total Common Stocks (Cost $14,950,754)		15,619,607

EXCHANGE TRADED FUNDS† - 1.9%
iShares S&P Global Materials Sector Index Fund	3,128	233,349
SPDR KBW Regional Banking ETF	2,755	73,283
iShares MSCI Japan Index Fund	4,388	45,240
Regional Bank HOLDRs Trust	459	39,832
Market Vectors Junior Gold Miners ETF	491	19,257

Total Exchange Traded Funds (Cost $406,702)		410,961

SHORT TERM INVESTMENT†† - 14.2%
State Street General Account U.S. Government Fund	3,027,086	3,027,086

Total Short Term Investment (Cost $3,027,086)		3,027,086

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTE†† - 9.4%
Freddie Mac[1,4]
0.18% due 06/28/11	$2,000,000	1,999,560
Total Federal Agency Discount Note (Cost $1,999,125)		1,999,560

REPURCHASE AGREEMENT†† - 9.3%
State Street issued 03/31/11 at 0.00% due 04/01/11	1,973,749	1,973,749

Total Repurchase Agreement (Cost $1,973,749)		1,973,749

Total Long Investments - 108.3% (Cost $22,357,416)		$23,030,963

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.7)%
Consumer Staples - (0.5)%
Molson Coors Brewing Co. — Class B	193	(9,050)
Hansen Natural Corp.*,†††,3,6	3,270	(96,825)

Total Consumer Staples		(105,875)

Telecommunication Services - (1.0)%
Clearwire Corp. — Class A*,†††,3,6	2,660	(30,138)
Global Crossing Ltd.*,†††,3,6	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,6	1,600	(69,440)

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.7)% (continued)
Telecommunication Services - (1.0)% (continued)
SBA Communications Corp. — Class A*,†††,3,6	2,600	$(74,854)

Total Telecommunication Services		(214,676)

Utilities - (1.2)%
Korea Electric Power Corp. ADR†††,3,6	19,460	(263,294)

Energy - (1.7)%
Aquila Resources Ltd.*,†††,3,6	2,860	(22,783)
Arrow Energy Ltd.*,†††,3,6	9,500	(24,514)
Modec, Inc.†††,3,6	1,000	(25,772)
Sevan Marine ASA*,†††,3,6	6,300	(33,049)
Trican Well Service Ltd.†††,3,6	2,200	(37,447)
Queensland Gas Company Ltd.*,†††,3,6	13,600	(52,898)
Riversdale Mining Ltd.*,†††,3,6	7,100	(54,029)
BPZ Resources, Inc.*,†††,3,6	6,000	(112,800)

Total Energy		(363,292)

Materials - (2.1)%
China National Building Material Company Ltd. — Class H†††,3,6	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,3,6	5,500	(24,761)
Fushan International Energy Group Ltd.†††,3,6	70,000	(25,165)
Sino Gold Mining Ltd.*,†††,3,6	9,100	(37,425)
Ivanhoe Mines Ltd.*,†††,3,6	4,780	(39,865)
Western Areas NL†††,3,6	6,600	(47,324)
Zoltek Companies, Inc.*,†††,3,6	2,900	(52,867)
Silver Wheaton Corp.†††,3,6	6,500	(68,245)
Agnico-Eagle Mines Ltd.†††,3,6,7	1,900	(125,613)

Total Materials		(444,697)

Information Technology - (4.0)%
Varian Semiconductor Equipment Associates, Inc.*,†††,3,6	1,270	(33,299)
VeriSign, Inc.†††,3,6	1,300	(33,319)
Access Company Ltd.†††,3,6	18	(34,682)
Electronic Arts, Inc.*,†††,3,6	900	(36,720)
Intermec, Inc.*,†††,3,6	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,6	200	(53,726)
Riverbed Technology, Inc.*,†††,3,6	4,100	(54,530)
Rambus, Inc.*,†††,3,6	3,680	(56,451)
Red Hat, Inc.*,†††,3,6	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,6	2,500	(71,450)
Equinix, Inc.*,†††,3,6	1,000	(79,940)
Imperial Energy Corporation plc*,†††,3,6	4,200	(83,657)
SAVVIS, Inc.*,†††,3,6	5,900	(86,966)
Cree, Inc.*,†††,3,6	4,200	(115,332)

Total Information Technology		(849,914)

Industrials - (5.0)%
International Shipholding Corp.	3	(75)
China Communications Construction Company Ltd. — Class H†††,3,6	16,000	(16,571)
China Merchants Holdings International Company Ltd.†††,3,6	4,900	(17,461)
China National Materials Company Ltd.†††,3,6	37,600	(19,168)
Japan Steel Works Ltd.†††,3,6	1,600	(22,196)
Ausenco Ltd.†††,3,6	2,300	(24,817)
Toyo Tanso Company Ltd.†††,3,6	600	(32,408)
Ryanair Holdings plc†††,3,6	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,6	200	(49,879)
USG Corp.*,†††,3,6	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,3,6	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A.†††,3,6	47,200	(490,927)

Total Industrials		(1,072,638)

Financials - (5.8)%
C C Land Holdings Ltd.†††,3,6	53,000	(14,782)
Franshion Properties China Ltd.†††,3,6	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.†††,3,6	18,800	(26,216)
Aozora Bank Ltd.†††,3,6	17,300	(27,861)
Monex Group, Inc.†††,3,6	83	(29,140)
Mizuho Financial Group, Inc.†††,3,6	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,6	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,6	2,400	(103,200)
Erste Group Bank AG†††,3,6	5,500	(337,971)
Wells Fargo & Co.†††,3,6	12,937	(565,622)

Total Financials		(1,236,158)

Health Care - (6.7)%
Sepracor, Inc.*,†††,3,6	1,350	(23,625)
Exelixis, Inc.*,†††,3,6	4,700	(30,127)
Intuitive Surgical, Inc.*,†††,3,6	200	(56,100)
Zeltia S.A.†††,3,6	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,6	3,240	(64,282)
Sequenom, Inc.*,†††,3,6	3,140	(64,715)
Luminex Corp.*,†††,3,6	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,6	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,6	2,700	(74,709)
Align Technology, Inc.*,†††,3,6	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,6	2,900	(77,575)
Intercell AG*,†††,3,6	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,6	3,070	(78,838)
XenoPort, Inc.*,†††,3,6	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,6	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,6	500	(83,364)
Cepheid, Inc.*,†††,3,6	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,6	3,000	(88,230)
athenahealth, Inc.*,†††,3,6	2,700	(96,795)

Total Health Care		(1,425,362)

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCK SOLD SHORT† - (36.7)% (continued)
Consumer Discretionary - (8.6)%
Fuel Systems Solutions, Inc.*	385	$(11,619)
Tokyo Broadcasting System Holdings, Inc.†††,3,6	1,300	(21,836)
Genting Singapore plc*,†††,3,6	132,800	(43,724)
bwin Interactive Entertainment AG†††,3,6	1,700	(48,431)
Bwin.Party Digital Entertainment plc*,†††,3,6	16,200	(60,974)
Sky Deutschland AG*,†††,3,6	4,200	(68,951)
Focus Media Holding Ltd. ADR*,†††,3,6	2,500	(75,000)
Marui Group Company Ltd.†††,3,6	31,000	(233,861)
Pool Corp.†††,3,6	12,350	(305,663)
Electrolux AB†††,3,6	32,100	(422,058)
Volkswagen AG†††,3,6	1,300	(539,374)

Total Consumer Discretionary		(1,831,491)

Total Common Stock Sold Short (Proceeds $7,640,098)		(7,807,397)

Cash & Other Assets, Less Liabilities - 28.4%		6,038,743

Total Net Assets - 100.0%		$21,262,309

INVESTMENT CONCENTRATION
At March 31, 2011, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	83.3%	$17,704,663
Cayman Islands	3.6	773,734
United Kingdom	0.8	175,798
Bermuda	0.6	119,049
Brazil	0.3	71,597
Singapore	0.3	57,162
South Africa	0.2	39,894
Canada	0.2	34,938
Argentina	0.0	923
Norway	(0.2)	(33,049)
Ireland	(0.2)	(38,219)
Isle Of Man	(0.2)	(43,724)
Spain	(0.3)	(57,969)
Gibraltar	(0.3)	(60,974)
Hong Kong	(0.3)	(66,178)
Switzerland	(0.4)	(94,128)
Republic of Korea	(1.2)	(263,294)
Australia	(1.2)	(263,790)
China	(1.3)	(284,591)
Sweden	(2.0)	(422,058)
Austria	(2.2)	(465,180)
Portugal	(2.3)	(490,927)
Japan	(2.6)	(561,786)
Germany	(2.9)	(608,325)

Total Investments	71.6%	$15,223,566

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,019,800)	76	$21,337

Schedule of Investments
March 31, 2011 (Unaudited)	SBL Z (Alpha Opportunity Series)

*	Non-income producing security

†	Value determined based on Level 1 inputs, except otherwise noted — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

1	All or a portion of this security is pledged as short security collateral at March 31, 2011.

2	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $9,229,834 (cost $8,355,679), or 21.7% of total net assets. The security was deemed liquid at the time of purchase.

3	Illiquid security.

4	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

6	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2011. The total market value of fair valued securities amounts to $(7,786,654), (proceeds $7,620,060), or (36.62%) of total net assets.

7	Security was acquired through a private placement.

ADR	American Depositary Receipt

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions in Fund V during the period ended March 31, 2011 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/2010	Additions	Reductions	3/31/2011	3/31/2011	Income

SBL V-Mid Cap Value	Common Stock:
	Hydrogen Corporation	$2,084	$—	$—	$13,447.00	672,346	—

*	As a result of Fund V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Fund state that it may be deemed an affiliate of the respective portfolio company. The Fund disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Fund or any other client of the Advisor.
2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish betwenn (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Series A (Large Cap Core Series)	$241,030,485	$—	$—	$—	$—	$—	$241,030,485
Series B (Large Cap Value Series)	297,079,932	—	—	—	—	—	297,079,932
Series C (Money Market Series)	—	—	119,302,100	—	—	—	119,302,100
Series D (Global Series)	257,116,339	—	4,053,137	—	—	—	261,169,476
Series E (U.S. Intermediate Bond Series)	51,640,911	—	76,231,102	—	226,440	—	128,098,453
Series J (Mid Cap Growth Series)	163,279,230	—	931	—	—	—	163,280,161
Series N (Managed Asset Allocation Series)	54,475,257	—	22,722,523	—	—	—	77,197,780
Series O (All Cap Value Series)	170,166,911	—	—	—	—	—	170,166,911
Series P (High Yield Series)	1,812,519	—	121,281,635	—	770,380	—	123,864,534
Series Q (Small Cap Value Series)	135,455,795	—	171,267	—	—	—	135,627,062
Series V (Mid Cap Value Series)	324,906,697	—	3,218,593	—	—	—	328,125,290
Series X (Small Cap Growth Series)	46,453,211	—	—	—	—	—	46,453,211
Series Y (Large Cap Concentrated Growth Series)	42,817,381	—	—	—	—	—	42,817,381
Series Z (Alpha Opportunity Series)	16,030,568	21,337	7,000,395	—	—	—	23,052,300

Liabilities
Series A (Large Cap Core Series)	—	—	—	—	—	—	—
Series B (Large Cap Value Series)	—	—	—	—	—	—	—
Series C (Money Market Series)	—	—	—	—	—	—	—
Series D (Global Series)	—	—	—	—	—	—	—
Series E (U.S. Intermediate Bond Series)	—	—	—	—	—	—	—
Series J (Mid Cap Growth Series)	—	—	—	—	—	—	—
Series N (Managed Asset Allocation Series)	—	—	—	—	—	—	—
Series O (All Cap Value Series)	—	100,925	—	—	—	—	100,925
Series P (High Yield Series)	—	—	—	—	—	—	—
Series Q (Small Cap Value Series)	—	59,735	—	—	—	—	59,735
Series V (Mid Cap Value Series)	—	207,600	—	—	—	—	207,600
Series X (Small Cap Growth Series)	—	—	—	—	—	—	—
Series Y (Large Cap Concentrated Growth Series)	—	—	—	—	—	—	—
Series Z (Alpha Opportunity Series)	20,743	—	—	—	7,786,654	—	7,807,397

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO FINANCIAL STATEMENTS (continued)
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments

Fund E (U.S. Intermediate Bond)
ASSETS:
Beginning Balance	$233,591
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	(7,151)

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	226,440

Fund P (High Yield)
ASSETS:
Beginning Balance	$1,212,557
Total realized gains or losses included in earnings	2,040

Total unrealized gains or losses included in earnings	140,121

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(584,338)

Ending Balance	770,380

Fund Z (Alpha Opportunity)
LIABILITIES:
Beginning Balance	$7,786,654
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	—
Purchases & sales (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	7,786,654

NOTES TO FINANCIAL STATEMENTS (continued)
4. Repurchase Agreements
Information related to repurchase agreements as of March 31, 2011, was as follows:

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
UMB Financial Corp 0.03% Due 04/01/11	$50,317,000	$50,317,042	Fannie Mae Notes: 1.25%-1.38% 12/20/13- 12/30/13	$23,398,000	$23,383,029
			Federal Home Loan Bank Notes: 1.13%-2.38%	27,330,000	27,940,970
State Street 0.01% Due 04/01/11	1,366,517	1,366,517	U.S. Treasury Notes: 1.00%-3.13% 04/30/12 — 04/30/17	1,365,000	1,396,385

	$51,683,517	$51,683,559		$52,093,000	$52,720,384

5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	May 25, 2011

By:	/s/ NIKOLAOS BONOS Nikolaos Bonos, Vice President & Treasurer

Date:	May 25, 2011